As filed with the Securities and Exchange Commission on March 27, 2001


                                               1933 Act Registration No. 33-12
                                                    1940 Act File No. 811-4401

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         x


                        Post-Effective Amendment No. 60
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                   x
                               Amendment No.  62
                                             ----
                        (Check appropriate box or boxes)



                            NORTH TRACK FUNDS, INC.
                (Formerly Known as Principal Preservation, Inc.)


               (Exact name of registrant as specified in charter)

     215 NORTH MAIN STREET
     WEST BEND, WISCONSIN                                             53095
     (Address of Principal Executive Offices)                         (Zip Code)

      Registrant's Telephone Number, including Area Code:  (414) 334-5521


                              ROBERT J. TUSZYNSKI
                             President and Director
                            NORTH TRACK FUNDS, INC.
                             215 NORTH MAIN STREET
                           WEST BEND, WISCONSIN 53095
                    (Name and Address of Agent for Service)


                                    Copy to:

                            CONRAD G. GOODKIND, ESQ.
                              Quarles & Brady LLP
                           411 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

     Approximate Date of Proposed Public Offerings: As soon as practicable following the effective date of this amendment to the registration statement.


          It is proposed that this filing will become effective
          ---  immediately upon filing pursuant to paragraph (b)
          ---  on May 1, 2000 pursuant to paragraph (b)
          -X-  60 days after filing pursuant to paragraph (a)(1)
          ---  on [Date] pursuant to paragraph (a)(1)
          ---  75 days after filing pursuant to paragraph (a)(2) of rule 485.



          If appropriate, check the following:
          --- this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                                  North Track


                                   Sharpen
                                  Your Focus


                          April     , 2001 Prospectus


                            North Track Funds, Inc.


      This Prospectus has information you should know before you decide to invest. Please read it carefully and keep it with your investment records. There is a Table of Contents on the next page which allows you to quickly find information about investment risks and strategies, portfolio managers, buying and selling shares and other information about the mutual funds described in this Prospectus.


      North Track Funds, Inc. ("North Track") is a family of mutual funds contained within a single investment company organized in 1984 as a Maryland corporation. This Prospectus describes shares available in two of the mutual funds (the "Funds") of North Track listed below.


Stock Funds:
------------


     Dow Jones U.S. Health Care 100 Plus Fund



     Dow Jones U.S. Financial 100 Plus Fund


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IF ANYONE TELLS YOU OTHERWISE THEY ARE COMMITTING A CRIME.
                 -------------------------------------

The date of this Prospectus is April   , 2001.

QUICK REFERENCE

RISK/RETURN INFORMATION:

Investment objectives and risks associated with the Funds   XX

Specific investment objectives, strategies, risks, expenses and performance information for:


          Dow Jones U.S. Health Care 100 Plus Fund     XX
          Dow Jones U.S. Financial 100 Plus Fund   XX


Additional risks associated with investment
securities purchased by the Fund   XX

ACCOUNT INFORMATION, SHAREHOLDER SERVICES AND HOW TO BUY OR SELL SHARES:

How to buy Fund shares (including sales charges and
combined purchase programs)   XX
How to redeem Fund shares     XX
How to exchange between Fund  XX
How to begin an automatic investment plan    XX
How to begin an automatic withdrawal plan    XX
IRA and other retirement plan programs  XX


NORTH TRACK'S MANAGEMENT:


Investment Advisor  XX
Portfolio Managers  XX

RISK/RETURN INFORMATION; INVESTMENT OBJECTIVES AND STRATEGIES


THE FUNDS



     North Track offers investors ten distinct mutual fund choices. This prospectus describes the two Funds listed on the front cover page (the "Funds").


PRINCIPAL RISKS COMMON TO ALL FUNDS

     Certain securities in which the Funds invest and strategies in which they engage involve special considerations and risks. The table below describes some of the general risks associated with common stocks in which the Funds commonly invest.

     Market Risk - Common stock prices overall will rise and fall over short and even extended periods. The stock markets tend to move in cycles, and a Fund's net asset value will fluctuate with these market changes.

     Objective Risk - Objective risk is the risk that a Fund's common stocks may not fluctuate in the same manner as the stock markets or the stock indices they attempt to track. This is because each of the stock Funds selects common stocks for investment in accordance with defined objectives and policies. Each of the Funds primarily will focus on stocks within a specified index. An index may be designed to represent certain segments of the stock market, and therefore may not perform consistent with the broader stock market. Also, each Fund plans to underweight and overweight certain stocks or certain segments of the market within its particular index, and may use futures and other strategies to enhance return. These practices could cause a Fund's performance to differ significantly from the relevant stock index and as compared to the stock market generally, and may increase the risk of price volatility.

     Other principal risks specific to each Fund are discussed in the following information about the individual Fund. Risks associated with special investment strategies and techniques used by the Funds are discussed below under the subheading "Additional Investment Practices and Risks."

     Money you invest in a Fund is not a deposit of a bank. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. By investing in a Fund, you assume risk, and you could lose money.


DOW JONES U.S. HEALTH CARE 100 PLUS FUND



     INVESTMENT OBJECTIVE. The Dow Jones U.S. Health Care 100 Plus Fund seeks to obtain a total return from dividends and capital gains which, before deducting the Fund's operating expenses, exceeds the total return of the Dow Jones US Healthcare 100 Index (the "Healthcare 100 Index"). The Healthcare 100 Index consists of a representative subset of 100 stocks from the Dow Jones US
Healthcare Sector Index.   The Fund attempts to achieve its objective by
investing in a portfolio of common stocks that approximately parallels the Healthcare 100 Index. However, the Fund does not intend to replicate the Healthcare 100 Index at all times.



     DOW JONES US HEALTHCARE SECTOR INDEX. Dow Jones has designed the Dow Jones U.S. Healthcare Sector Index to measure the aggregate performance of U.S. companies from various industry groups within the healthcare sector, including medical product makers, healthcare providers, biotechnical firms and pharmaceutical companies. The Index is market capitalization weighted based upon the public float of the shares of each component company. At the beginning of January, 2001, the Index had approximately 178 component stocks. Dow Jones reviews and rebalances the Index annually in January of each year based on closing prices at the end of December. Dow Jones first began publishing the US Healthcare Sector Index in February 2000, so it does not have an extensive performance history.



     Dow Jones has designed the Healthcare 100 Index to approximate the performance of the Dow Jones US Healthcare Sector Index. To create this customized index, Dow Jones ranks all of the stocks in the Dow Jones US Healthcare Sector Index in descending order by market capitalization. The top 80 stocks automatically are selected as component stocks for the Healthcare 100 Index. Dow Jones selects 20 additional stocks from the remaining companies with market capitalizations below the top 80 but within the top 120 to fill out the 100 component stocks of the Healthcare 100 Index. Dow Jones is compiling the Healthcare 100 Index as an entirely new Index, and it therefore has not previously been published and has no historic performance information.



     INVESTMENT STRATEGY AND PROGRAM. The Dow Jones U.S. Health Care 100 Plus Fund invests in the common stocks which make up the Healthcare 100 Index, in approximately the same proportion as they are held in the Index. When the Advisor receives notification of a change in the composition of the Healthcare 100 Index, the Advisor generally makes a corresponding change in the composition of the Fund.



     The Fund is not a true "index fund," insofar as it does not seek to replicate the Healthcare 100 Index at all times. From time to time the Advisor may underweight or overweight the Fund's investments in certain stocks that it believes will under perform or out perform the Healthcare 100 Index. The Advisor will limit these overweighting/ underweighting strategies to not more than 10% of the Fund's total assets. Under normal market conditions, at least 85% of this Fund's total assets will be invested in the common stocks which make up the Healthcare 100 Index.



     At times the Fund will hold uncommitted cash, which will be invested in short-term, money market instruments. In order to achieve a return on these cash assets which approximates the investment performance of the Healthcare 100 Index, the Advisor may elect to invest in exchange-traded futures contracts and options on the Dow Jones US Healthcare Sector Index, if and when they become available. The Fund may also invest in exchange-traded futures contracts on either the S&P 500 or NASDAQ indexes for this purpose. The Fund may also invest in exchange-traded funds that are based on the Dow Jones U.S. Healthcare Sector Index or, should they become available, on the Healthcare 100 Index, subject to regulatory limitations. This practice is commonly referred to as "equitizing cash."


     INVESTMENT RISKS


     Market And Objective Risks. The Fund is subject to market risk. Also, stocks included in the Healthcare 100 Index may trail returns from the overall stock market for short or extended periods. Because the Healthcare 100 Index has no operating history, there is uncertainty regarding how well its performance will track the performance of the healthcare sector of the market generally or the Dow Jones U.S. Healthcare Sector Index in particular.



     Industry Concentration. A significant portion of the Dow Jones U.S. Health Care 100 Plus Fund's investments will consist of healthcare-based companies, such as companies in the pharmaceutical industry. Such industry concentration exposes the Fund to risks associated with economic conditions affecting the healthcare market sector. Due to competition, a less diversified product line, and other factors, companies that develop and/or rely on the sale of healthcare related products and services could experience adverse pricing pressure, and could become increasingly sensitive to downswings in the economy. Many of these companies sell products that are:


          o Subject to approval by the Food and Drug Administration, a process which can be long and costly;

          o Dependent on patent protection the expiration of which could adversely effect profitability;

          o    Susceptible to obsolescence;

          o Subject to extensive litigation based on product liability and similar claims.


     Overweighting/Underweighting Strategies. Overweighting/underweighting strategies involve the risk that the Advisor will incorrectly identify those stocks that will either under perform or out perform the Healthcare 100 Index. If the Advisor's judgment proves correct, the Fund's performance will improve relative to the Healthcare 100 Index. Conversely, if the Advisor's judgment proves incorrect, the Fund's performance will decline relative to the Index.



     Imperfect Correlation. The Fund's performance will not precisely track that of the Healthcare 100 Index. In addition to the effects of the Advisor's overweighting/ underweighting strategies, instruments used by the Advisor to equitize cash may not perform the same as the Index. Unlike the Healthcare 100 Index, the Fund incurs transaction costs (e.g., brokerage commissions, etc.) in order to maintain a portfolio of securities that closely mirrors the composition of the Healthcare 100 Index, and also incurs other fees and operating expenses that adversely affect its return relative to the Index.



     Non-Diversification. The Fund is not diversified within the meaning of the Investment Company Act of 1940. A "diversified" fund is one that, with respect to 75% of its total assets, holds no single stock which accounts for more than 5% of its total assets. The composition of the Healthcare 100 Index will not meet this diversification test at all times. Because the Fund constructs its investment portfolio to approximately parallel the composition of the Healthcare 100 Index, the Fund may from time to time invest a greater percentage of its assets in a single or smaller number of companies than would be the case for a diversified fund. As a result, developments that affect a particular company could have a significant effect on the Fund's performance, and the Fund could experience significant price volatility.


     FEES AND EXPENSES. You should bear in mind that you, as a shareholder, generally pay certain fees when you buy, sell or exchange shares of a mutual fund (shareholder transaction expenses), and you also pay the operating costs of the fund (annual fund operating expenses). When you purchase or exchange shares of a mutual fund, shareholder transaction expenses reduce the amount of your payment that is invested in shares of the fund. When you redeem shares of a mutual fund, shareholder transaction expenses reduce the amount of the sale proceeds that the fund returns to you. Annual fund operating expenses, on the other hand, are expenses that a mutual fund pays to conduct its business, including investment advisory fees and the costs of maintaining shareholder accounts, administering the fund, providing shareholder services, and other activities of the mutual fund. Annual fund operating expenses are deducted directly from a mutual fund's assets, and therefore reduce the total return that you receive on your investment.

     The following table describes the fees and expenses that you may pay if you buy, hold, sell or exchange Class A, Class B or Class C shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                           CLASS A     CLASS B    CLASS C
                                           SHARES      SHARES     SHARES
                                           ------      ------     ------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering     5.25%       None       1.00%
price)(1)<F1>

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends                       None        None       None

Contingent Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever    None        5.00%      1.00%
is less)(2)<F2>

Redemption Fees ($12.00 charge for each
wire redemption)                           None        None       None

Exchange Fee                               None        None       None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(3)<F3>

                                           CLASS A     CLASS B    CLASS C
                                           SHARES      SHARES     SHARES
                                           ------      ------     ------

Management Fees                            0.55%       0.55%      0.55%

Distribution and Service (12b-1) Fees      0.25%       1.00%      1.00%

Other Expenses (custodian, transfer
agent, and administrative services fees,
etc.)(3)<F3>                               0.45%       0.45%      0.45%
                                           -----       -----      -----
Annual Fund Operating Expenses             1.25%       2.00%      2.00%
                                           -----       -----      -----
                                           -----       -----      -----
Less Expense Reimbursement(4)<F4>          0.10%       0.10%      0.10%
                                           -----       -----      -----

Net Annual Fund Operating Expenses         1.15%       1.90%      1.90%
                                           -----       -----      -----
                                           -----       -----      -----


(1)<F1>   You may qualify for a lower front-end sales charge on your purchases
          of Class A shares.   See "Purchasing Shares" and "Shareholder
          Services."

(2)<F2> For Class B shares, the contingent deferred sales charge is reduced for each year that you hold the shares and is eliminated after six years. For Class C shares, the contingent deferred sales charge is eliminated after 18 months. See "Purchasing Shares."

(3)<F3> Based on management's estimates of anticipated other expense for the first fiscal year ending October 31, 2001.

(4)<F4> The Advisor contractually has committed to reimburse expenses to the Fund so that, for the fiscal year ending October 31, 2001, annual fund operating expenses will not exceed 1.15% for Class A shares and 1.90% for Class B and Class C shares.

      The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that:

            o  You invest $10,000 for the periods shown;

            o  Your investment has a 5% return each year; and

            o  The Fund's operating expenses remain the same.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        1 YEAR      3 YEARS
                                                        ------      -------
IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
Class A shares                                           $636        $871
Class B shares                                           $693        $897
Class C shares                                           $391        $691


IF YOU DO NOT SELL YOUR SHARES:
Class B shares                                           $193        $597
Class C shares                                           $291        $691



DOW JONES U.S. FINANCIAL 100 PLUS FUND



INVESTMENT OBJECTIVE.   The Dow Jones U.S. Financial 100 Plus Fund seeks to
obtain a total return from dividends and capital gains which, before deducting the Fund's operating expenses, exceeds the total return of the Dow Jones US Financial 100 Index (the "Financial 100 Index"). The Financial 100 Index is a subset of the stocks included in the Dow Jones US Financial Sector Index. The Fund attempts to achieve its objective by investing in a portfolio of common stocks that approximately parallels the Financial 100 Index. However, the Fund does not intend to replicate the Financial 100 Index at all times.


PRINCIPAL INVESTMENT STRATEGY


     DOW JONES US FINANCIAL SECTOR INDEX. Dow Jones has designed the Dow Jones US Financial Sector Index to measure the performance of the financial services industry segment of the U.S. equity market. The Index is market capitalized weighted based upon the public float of the shares of each component company. Component companies include banking, insurance, real estate and specialty finance companies and other financial services firms. As of December 31, 2000, the Index consisted of 281 stocks. Dow Jones reviews and rebalances the Index annually in January of each year based on closing prices at the end of December. Dow Jones first published this Index in February 2000, so it does not have an extensive performance history.



     Dow Jones has designed the Financial 100 Index to approximate the performance of the broader Dow Jones US Financial Sector Index. To create this customized index, Dow Jones ranks all of the Dow Jones US Financial Sector Index stocks in descending order by market capitalization. The top 80 stocks automatically are selected as component stocks for the Financial 100 Index. Dow Jones selects 20 additional stocks from the remaining companies with market capitalizations below the top 80 but within the top 120 to fill out the 100 component stocks of the Financial 100 Index.



     INVESTMENT STRATEGY AND PROGRAM. Rather than attempt to hold all of the stocks in the Dow Jones US Financial Sector Index, the Dow Jones U.S. Financial 100 Plus Fund invests in the common stocks which make up the Financial 100 Index in approximately the same proportion as they are held in that Index. When the Advisor receives notification of a change in the composition of the Financial 100 Index, the Advisor generally makes a corresponding change in the composition of the Fund.



     The Fund is not a true "index fund," insofar as it does not seek to replicate the Financial 100 Index at all times. From time to time the Advisor may underweight or overweight the Fund's investments in certain stocks that it believes will under perform or out perform the Financial 100 Index. The Advisor will limit these overweighting/ underweighting strategies to not more than 10% of the Fund's total assets. Under normal market conditions, at least 85% of this Fund's total assets will be invested in the common stocks which make up the Financial 100 Index.



     At times, the Fund will hold uncommitted cash, which will be invested in short-term, money market instruments. In order to achieve a return on such uncommitted cash which approximates the investment performance of the Financial 100 Index, the Advisor may elect to invest in exchange-traded futures contracts and options on the Dow Jones US Financial Sector Index and/or the Financial 100 Index, if and when they become available. The Fund may also invest in exchange-traded futures contracts on either the S&P 500 or NASDAQ indexes for this purpose. The Fund may also invest in exchange-traded funds that are based on the Dow Jones U.S. Financial Services Index or, should they become available, on the Financial 100 Index, subject to regulatory limitations. This practice is commonly referred to as "equitizing cash."


     INVESTMENT RISKS


     Market and Objective Risks. The Fund is subject to market risk. Also, stocks included in the Financial 100 Index may trail returns from the overall stock market for short or extended periods. Because the Financial 100 Index has no operating history, the ability of this Index to track the performance of the financial services sector of the market generally or the broader Dow Jones U.S. Financial Sector Index in particular is uncertain.




     Industry Concentration. A significant portion of the Dow Jones U.S. Financial 100 Plus Fund's investments will consist of companies that operate in the financial services industry groups, such as banking. This industry concentration exposes the Fund to risks associated with economic conditions in the financial services sector. Those risks include the following, among others:


          o    Government Regulation.  Companies in the financial services
               ---------------------
               sector are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

          O    Interest Rate Increases.  The profitability of companies in this
               -----------------------
               sector is adversely affected by increases in interest rates.

          O    Loans Losses.  The profitability of companies in this sector is
               ------------
               adversely affected by loan losses, which usually increase in economic downturns.

          O    Consolidation and Competition.  Newly enacted laws are expected
               -----------------------------
               to result in increased inter-industry consolidation and competition in the financial sector.


     Overweighting/Underweighting Strategies. Overweighting/underweighting strategies involve the risk that the Advisor will incorrectly identify those stocks that will either under perform or out perform the Financial 100 Index. If the Advisor's judgment proves correct, the Fund's performance will improve relative to the Financial 100 Index. Conversely, if the Advisor's judgment proves incorrect, the Fund's performance will decline relative to the Index.



     Imperfect Correlation. The Fund's performance will not precisely track that of the Financial 100 Index. In addition to the effects of the Advisor's overweighting/underweighting strategies, instruments used by the Advisor to equitize cash may not perform the same as the Index. Unlike the Financial 100 Index, the Fund incurs transaction costs (e.g., brokerage commissions, etc.) in order to maintain a portfolio of securities that closely mirrors the composition of the Financial 100 Index, and also incurs other fees and operating expenses that adversely affect its return relative to the Financial 100 Index.



     Non-Diversification. The Fund is not "diversified" within the meaning of the Investment Company Act of 1940. A "diversified" fund is one that, with respect to 75% of its total assets, holds no single stock which accounts for more than 5% of its total assets. The composition of the Financial 100 Index will not meet this diversification test at all times. Because the Fund constructs its investment portfolio to approximately parallel the composition of the Financial 100 Index, the Fund may from time to time invest a greater percentage of its assets in a single or smaller number of companies than would be the case for a diversified fund. As a result, developments that affect a particular company could have a significant effect on the Fund's performance, and the Fund could experience significant price volatility.


     FEES AND EXPENSES. You should bear in mind that you, as a shareholder, generally pay certain fees when you buy, sell or exchange shares of a mutual fund (shareholder transaction expenses), and you also pay the operating costs of the fund (annual fund operating expenses). When you purchase or exchange shares of a mutual fund, shareholder transaction expenses reduce the amount of your payment that is invested in shares of the fund. When you redeem shares of a mutual fund, shareholder transaction expenses reduce the amount of the sale proceeds that the fund returns to you. Annual fund operating expenses, on the other hand, are expenses that a mutual fund pays to conduct its business, including investment advisory fees and the costs of maintaining shareholder accounts, administering the fund, providing shareholder services, and other activities of the mutual fund. Annual fund operating expenses are deducted directly from a mutual fund's assets, and therefore reduce the total return that you receive on your investment.

     The following table describes the fees and expenses that you may pay if you buy, hold, sell or exchange Class A, Class B or Class C shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                              CLASS A    CLASS B     CLASS C
                                               SHARES     SHARES     SHARES
                                               ------     ------     ------
Maximum Sales Charge (Load) Imposed on         5.25%       None       1.00%
Purchases (as a percentage of offering
price)(1)<F5>

Maximum Sales Charge (Load) Imposed on          None       None       None
Reinvested Dividends

Contingent Deferred Sales Charge (Load)         None      5.00%       1.00%
(as a percentage of original  purchase
price or redemption proceeds, whichever
is less)(2)<F6>

Redemption Fees ($12.00 charge for each         None       None       None
wire redemption)

Exchange Fee                                    None       None       None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(3)<F7>

                                             CLASS A     CLASS B    CLASS C
                                              SHARES     SHARES     SHARES
                                              ------     ------     ------

Management Fees                               0.55%       0.55%      0.55%

Distribution and Service (12b-1) Fees         0.25%       1.00%      1.00%

Other Expenses (custodian, transfer           0.45%       0.45%      0.45%
agent, and administrative services            -----       -----      -----
fees, etc.)

Annual Fund Operating Expenses                1.25%       1.25%      1.25%
                                              -----       -----      -----
                                              -----       -----      -----
Less Expense Reimbursement(4)<F8>             0.10%       0.10%      0.10%
                                              -----       -----      -----
Net Annual Fund Operating Expenses            1.15%       1.90%      1.90%
                                              -----       -----      -----
                                              -----       -----      -----


(1)<F5>   You may qualify for a lower front-end sales charge on your purchases
          of Class A shares.   See "Purchasing Shares" and "Shareholder
          Services."

(2)<F6> For Class B shares, the contingent deferred sales charge is reduced for each year that you hold the shares and is eliminated after six years. For Class C shares, the contingent deferred sales charge is eliminated after 18 months. See "Purchasing Shares."

(3)<F7> Based on management's estimates of anticipates other expenses for the first fiscal years ending October 31, 2001.

(4)<F8> The Advisor contractually has committed to reimburse expenses to the Fund so that, for the fiscal year ending October 31, 2001, annual fund operating expenses will not exceed 1.15% for Class A shares and 1.90% for Class B and Class C shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that:

          o    You invest $10,000 for the periods shown;

          o    Your investment has a 5% return each year; and

          o    The Fund's operating expenses remain the same.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                       1 YEAR     3 YEARS
                                                       ------     -------
IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
Class A shares                                          $636       $871
Class B shares                                          $693       $897
Class C shares                                          $391       $691

IF YOU DO NOT SELL YOUR SHARES:
Class B shares                                          $193       $597
Class C shares                                          $291       $691


ADDITIONAL INVESTMENT PRACTICES AND RISKS

     STOCK INDEXES.


     General. The Funds choose the stocks in which they invest based upon stocks included in the relevant 100 Index maintained by Dow Jones. These Indexes are subsets of the stocks included in Dow Jones' broader U.S. market sector indexes, and are designed to be representative of the broader indexes. Subject to the Fund's overweighting/underweighting and cash equitization strategies, the Funds are relatively "passively managed," as compared to mutual funds that select stocks based on the advisor's more subjective judgment. This passive management strategy appeals to many investors for a number of reasons, including its simplicity, relative performance predictability and comparatively low cost. Also, assuming a composition of the relevant 100 Index remains fairly stable, the Fund may experience lower portfolio turnover rates, which reduces transaction costs, such as brokerage commissions and capital gains.


     Transaction and Operating Expenses. Performance of passively managed funds generally will trail the performance of the index they attempt to track. This is because the mutual fund and its investors incur transaction costs and operating expenses that are not shared by an index. For example, investors may pay sales charges which result in less than all of the price they pay for their mutual fund shares being invested in common stocks of companies included in the index. With respect to the Funds, investors pay front-end sales charges for Class A and Class C shares at the time of purchase. Investors pay a contingent deferred sales charge for Class B shares at the time of redemption if redeemed less than six years after the date of purchase, and for Class C shares if redeemed less than eighteen months after the date of purchase. The sales charges reduce the total return on the shareholder's mutual fund shares, as compared to a direct investment in stock.

     Additionally, when a mutual fund invests the cash proceeds it receives from investors in common stocks of companies included in the index, the mutual fund must pay brokerage commissions, which further reduce the amount invested. As the composition of the index changes, the mutual fund generally will make a corresponding adjustment in its holdings, which gives rise to additional brokerage commissions. Also, mutual funds incur other operating expenses, including investment management fees, custodial and transfer agent fees, legal and accounting fees and, in the case of the Funds, Rule 12b-1 service and distribution fees, all of which reduce the mutual fund's total return. No such fees affect the total returns of an index. In recognition of this disparity, the Funds compare their gross returns (returns before deducting the Fund's operating expenses) to their respective benchmark indexes.


     Enhancement Strategies. The Funds engage in overweighting/underweighting strategies, which, if successfully implemented, may enhance the total return of a Fund as compared to the 100 Indexes they seek to track, and partially offset some of the fees that otherwise reduce their relative performance. However, the Advisor's judgment on which stocks to overweight and underweight could provide incorrect, thereby causing greater deviation between the performance of the Funds and the respective indexes they attempt to track. Finally, because of liquidity needs and other constraints under which mutual funds operate, they generally cannot fully invest their assets in common stocks. Mutual funds generally do not obtain the same total return on uninvested cash as they do on their stock investments, so uninvested cash sometimes results in further deviation between the performance of the mutual fund and its index. The Funds attempt to use options and future strategies and possibly investments in exchange-traded funds to generate returns on these cash assets which more closely replicate the returns on the indexes they attempt to track. However, these strategies are imperfect, have additional transaction costs associated with them, and ultimately may not successfully eliminate the deviation between the return on the cash assets and the stocks comprising the relevant index.



     100 Indexes. The Dow Jones U.S. Health Care 100 Plus Fund and the Dow Jones U.S. Financial 100 Plus Fund invest their assets so as to parallel the composition of smaller 100 Indexes designed by Dow Jones to be representative of certain broader market sector indexes published by Dow Jones. However, the performance of the 100 Indexes will not precisely track that of the broader U.S. market sector Indexes on which they are based, because the 100 Indexes do not include all of the same stocks that make up the broader sector Indexes. For these reasons, investors should not expect that the performance of their Fund will at all times track the performance of the relevant broader Dow Jones U.S. Sector Index on which the 100 Index is based. The policies and guidelines that Dow Jones uses to select stocks for the smaller 100 Indexes are described below.


     Dow Jones US Healthcare Sector Index. The Dow Jones US Healthcare Sector Index is composed of the stocks from the healthcare market sector of the Dow Jones U.S. Total Market Index. Dow Jones has designed the Index to measure the aggregate performance of U.S. companies from various industry groups within the healthcare sector, including medical product makers, healthcare providers, biotechnical firms and pharmaceutical companies. Makers of medical products are broken into two sub-groups, namely manufacturers of medical supplies used by both healthcare providers and the general public, and manufacturers of advanced medical equipment used primarily by healthcare providers. Healthcare providers include operators of hospitals, nursing and convalescent homes, long-term care facilities and in-home health services. Biotechnology firms include companies engaged in genetic research and/or the marketing and development of recombinant DNA products. Pharmaceutical companies make prescription and over-the-counter drugs.

     At the beginning of January 2001, the Dow Jones US Healthcare Sector Index's 178 component stocks accounted for approximately 95% of the investable equity capital in the U.S. healthcare market sector, and approximately 14% of the investable equity capital of the U.S. stock market generally. The total market capitalization of the companies included in the Index was approximately $1.833 trillion. The Index covers 100% of the large and mid-cap companies in these industry groups, and 50% of the small cap companies. A smaller percentage of the small cap companies is included to avoid adding very small, thinly traded stocks, and thereby reduce the risk of illiquidity.

     Dow Jones US Financial Sector Index. The Dow Jones US Financial Sector Index consists of the stocks included in the Dow Jones U.S. Total Market Index which are in the financial services market sector. The component companies include banking, insurance, real estate and specialty finance companies and other financial services firms. The banking group includes all regional and major U.S. banks. Insurance companies are those involved in any facet of the insurance industry, including full-line insurance, life insurance and property and casualty providers. The real estate group includes those companies that invest directly or indirectly in real estate, either through development, management or outright ownership. Savings associations, securities brokerage firms and diversified financial firms are all included in the specialty finance group.

     As of December 31, 2000, the Index consisted of 281 stocks. Its three largest stocks were Citigroup, Inc., Morgan Stanley Dean Witter Discover & Company and BankAmerica Corporation (which comprised 13.20%, 6.12% and 5.91%, respectively, of the total market capitalization of the stocks included in this Index).


     Construction of Sector Indexes and 100 Indexes. Dow Jones reviews the broad based sector Indexes annually in January based on closing prices of the stocks at the end of December. After the broad sector Indexes are adjusted, Dow Jones will review each of the 100 Indexes. To do this, Dow Jones first selects all of the stocks from the appropriate U.S. market sector that are included in the Dow Jones U.S. Total Market Index, and ranks them in order of highest to lowest market capitalization (based on the public float). The 80 largest market capitalization stocks automatically are included in the relevant 100 Index. Dow Jones then completes the composition of the relevant 100 Index by retaining stocks with market capitalizations below the top 80 but within the top 120 that were in the 100 Index during the prior year, until the total number of stocks in the 100 Index reaches 100. If a new component stock is needed to reach 100 total stocks, Dow Jones selects the stock with the highest market capitalization from the group of stocks with market capitalizations below the top 80 but within the top 120.



     Because Dow Jones composes the 100 Index specifically for the purpose of enabling mutual funds to construct portfolios designed to track these 100 Indexes, Dow Jones manages the composition of each of the 100 Indexes so that they comply with the issuer diversification requirements that mutual funds must meet in order to be taxed as regulated investment companies under the Internal Revenue Code of 1986. As a result, Dow Jones maintains the 100 Indexes to meet the following requirements, at least at the end of each calendar quarter:



          o No single stock in a 100 Index may have a market capitalization which exceeds 10% of the total market capitalization of the relevant 100 Index;



          o Stocks with market capitalizations that make up 4% or more of the total market capitalization of the relevant 100 Index may not in the aggregate comprise more than 40% of the total market capitalization of the 100 Index.



     Dow Jones reviews and rebalances each 100 Index monthly, on the third Friday of the month, to assure compliance with these requirements.



     The 100 Indexes are new and have no operating history. There is a risk that the performance of the 100 Indexes may deviate significantly from the performance of their corresponding broader U.S. market sector Indexes over short or even extended periods of time.



     License Agreement with Dow Jones. North Track, on behalf of the Funds, has entered into a license agreement with Dow Jones pursuant to which the Funds are authorized to use trademarks and certain other proprietary rights of Dow Jones associated with the 100 Indexes and the broader market sector indexes. These license rights permit the Funds to use the 100 Indexes as models for the construction of their investment portfolios and to benchmark their returns against the returns of the 100 Indexes. The license agreement authorizes the Funds to use Dow Jones' trademarks and other proprietary rights in their disclosure documents, advertising materials, sales literature and similar communications. The license agreement has an initial term of five years. In addition, the license agreement establishes protocols pursuant to which Dow Jones will communicate changes in the 100 Indexes and in the broader market sector indexes to management of the Adviser on a prompt basis, so that the Adviser can determine if and when to make conforming changes in the composition of the investment portfolios of the Funds. Each Fund will pay Dow Jones an initial set up fee and an annual license fee as consideration for the license rights and related services it receives under the license agreement.



     Dow Jones Disclaimer. The Funds are not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. Dow Jones' only relationship to North Track is the licensing of certain trademarks, trade names and service marks of Dow Jones, of the Dow Jones US Healthcare Sector Index, the Dow Jones US Financial Sector Index, the Healthcare 100 Index and the Financial 100 Index, which indexes are determined, composed and calculated by Dow Jones without regard to North Track or any of the Funds. Dow Jones has no obligation to take the needs of North Track or shareholders of the Funds into consideration in determining, composing or calculating any of these Indexes. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Funds.



     DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES US HEALTHCARE SECTOR INDEX, DOW JONES US FINANCIAL SECTOR INDEX, DOW JONES HEALTHCARE 100 INDEX, DOW JONES FINANCIAL 100 INDEX OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY NORTH TRACK, SHAREHOLDERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ANY OF THESE THREE INDEXES OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO DOW JONES US HEALTHCARE SECTOR INDEX, DOW JONES US FINANCIAL SECTOR INDEX, DOW JONES HEALTHCARE 100 INDEX, DOW JONES FINANCIAL 100 INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND NORTH TRACK.



     INDUSTRY CONCENTRATIONS. A significant portion of the Funds' investments will consist of issues within the industry groups of their respective sector indexes, which exposes the Funds to risks associated with economic conditions in those industry groups. The fact that the industry representation within these indexes is fairly broad likely will soften volatility associated with economic and political developments that disproportionately affect specific industries represented within the Index. Nonetheless, during economic downturns that affect one or more of these industries, the more narrow industry representation as compared to the stock market at large may expose these Funds during such periods to risks associated with industry concentration.


     INDEX OPTIONS AND FUTURES. Each of the Funds may use exchange-traded index futures contracts and options on stock indices for the following purposes: (1) to equitize their cash and other liquid investments so as to more nearly simulate full investment in stocks; (2) to make it easier to trade; and (3) to reduce costs by buying futures instead of actual stocks when futures are cheaper. Put and call options for various stock indices are traded on registered securities exchanges. The Funds will generally use futures contracts on the S&P 100 Index or the S&P 500 Index, but may use other index options if the exchange on which the S&P options are traded is closed, there is insufficient liquidity in the options, or if the Fund or the Advisor reaches exchange position limits. Additionally, if exchange-traded options and futures become available on the index a Fund seeks to track, the Fund may use those instruments for these purposes.

     Put and call options on a securities index are similar to options on an individual stock. The principal difference is that an option on a securities index is settled only in cash. The exercising holder of an index option, instead of receiving a security, receives the difference between the closing price of the securities index and the exercise price of the option times a specified multiple.

     An index futures contract is a contract to buy or sell units of a particular index at an agreed price on a specified future date. Depending on the change in value of the index between the time a Fund enters into and terminates an index futures transaction, the Fund may realize a gain or a loss.

     Risks Associated with Options and Futures. Losses involving index futures contracts and index options can sometimes be substantial, in part because a relatively small price movement in an index option or an index futures contract may result in an immediate and substantial loss or gain for a Fund. The Funds will not use futures and options contracts for speculative purposes or as leveraged investments that magnify the gains or losses on an investment. Rather, each Fund will keep separate cash or cash-equivalent securities in the amount of the obligation underlying the futures contract. Only a limited percentage of a Fund's assets - up to 5% if required for deposit and no more than 20% of total assets - may be committed to such contracts.

     Additional risks associated with the intended use by the Funds of index futures contracts and index options include the following:

          (1) An imperfect correlation between movements in prices of options and futures contracts and movements in the value of the stock index that the instrument is designed to simulate;

          (2) An imperfect correlation between the price movement in the index underlying the futures contract or option agreement and the price movement in the index which the relevant Fund seeks to track; and

          (3) The possibility of no liquid secondary market for a futures contract or option and the resulting inability to close a position prior to its maturity date.

     A Fund will seek to minimize the risk of imperfect correlation by investing only in those futures contracts and options whose behavior is expected to resemble that of the Fund's underlying securities. A Fund will also seek to reduce the risk of being unable to close out a futures position by entering into such transactions on registered securities exchanges with an active and liquid secondary market.

     INVESTMENTS IN EXCHANGE-TRADED FUNDS. In lieu of, or in addition to, utilizing options and future strategies for the purposes described above, a Fund may instead invest in shares of an exchange-traded fund that is based on the index that the Fund attempts to track, if and when such an exchange-traded fund becomes publicly available. Exchange-traded funds are similar to traditional mutual funds, except that their shares trade throughout the trading day in the secondary brokerage market, much like stocks of public companies. Exchange-traded funds generally have an objective to track the performance of a particular index or market sector, and as such are relatively passively managed.

     If an exchange-traded fund with an investment objective to emulate a stock index becomes publicly available, its shares likely would be bought and sold at prices reflecting changes in the relevant index. However, exchange-traded funds, like other funds, incur transactional and operating expenses that affect their returns, and their share prices therefore do not precisely track the index they attempt to emulate. Moreover, because of market speculation, differences in tax treatment and other factors, shares of exchange-traded funds do not always trade at prices corresponding to the fund's net asset value. This could cause the price of shares of exchange-traded funds to deviate more or less relative to changes in the relevant index, as compared to shares of index mutual funds. In short, a Fund's investments in shares of an exchange-traded fund may be no more effective to help the Fund's performance track that of its index than are the Fund's futures and options strategies. A Fund's investments in exchange-traded funds is subject to the restrictions limiting the Fund's investments in other funds. See "Investment Restrictions" in the Statement of Additional Information.

MANAGEMENT

INVESTMENT ADVISOR


     B.C. Ziegler and Company ("Ziegler") is the investment advisor of each of the Funds. Ziegler also serves as distributor and accounting/pricing agent for each of the Funds. In addition to managing the Funds and the other North Track funds, Ziegler provides counseling services to retail and institutional clients to help them select investment advisors appropriate to manage their assets. In this capacity, Ziegler monitors and assesses the performance of numerous investment advisors and makes recommendations to its clients. Ziegler is a wholly owned subsidiary of The Ziegler Companies, Inc., a publicly owned financial services holding company. Ziegler's address is 215 North Main Street, West Bend, Wisconsin 53095.


     Ziegler provides each Fund with overall investment advisory and administrative services. The table below shows the fees that each of the Funds pays to Ziegler for investment advisory services. The fees are expressed as a percentage of the relevant Fund's average daily net assets.


FUND                                         ADVISORY FEE SCHEDULE
----                                         ---------------------
Dow Jones U.S. Financial 100 Plus                   0.550%
Dow Jones U.S. Health Care 100 Plus                 0.550%



     Mr. Jay Ferrara is the portfolio manager of the Dow Jones U.S. Health Care 100 Plus Fund and a co-manager of the Dow Jones U.S. Financial 100 Plus Fund. Mr. Ferrara is Assistant Vice President - Portfolio Manager and Analyst for Ziegler.



     Before joining Ziegler, Mr. Ferrara served as Chief Financial Officer and Treasurer of North Track (then known as Principal Preservation Portfolios, Inc.). He developed the technology index portfolio concept that North Track uses with one of its other funds, as well as the internal procedures North Track utilizes to manage its investment portfolios that seek to track the performance of specified indexes.



     Mr. Robert Ollech co-manages the Dow Jones U.S. Financial 100 Plus Fund with Mr. Ferrara. Mr. Ollech joined Ziegler in 1998 and is a Vice President and Senior Financial Analyst. He has 18 years of experience in the banking and financial services industry. From 1996 to 1998, Mr. Ollech was a senior vice president and senior analyst with Principal Financial Securities, Inc., where he was responsible for research coverage of a broad universe of banks and financial services companies.


                               PURCHASING SHARES

GENERAL INFORMATION

     You may buy shares of any of the Funds through Ziegler and Selected Dealers. You also may purchase shares in connection with asset allocation programs, wrap free programs and other programs of services offered or administered by broker-dealers, investment advisors, financial institutions and certain other service providers, provided the program meets certain standards established from time to time by Ziegler.

THREE CLASSES OF SHARES

     This Prospectus describes three classes of shares; Class A shares, Class B shares and Class C shares. Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you choose the class most appropriate for you.

     One guideline you should bear in mind is that if you are making a large investment of $250,000 or more, either in a lump sum or pursuant to a letter of intent, Class A shares likely will best suit your needs. This is true because the front-end sales charge on Class A shares declines for larger size purchases. At the same time, Class A shares carry a lower ongoing distribution fee than Class B or Class C shares. The combination of these two factors likely will mean that purchases of Class A shares in amounts of $250,000 or more will minimize your overall cost, and thus maximize your overall total return, as compared to an investment of the same amount in Class B shares or Class C shares.

MINIMUM PURCHASE AMOUNTS

     The Funds have established minimum amounts that a person must invest to open an account initially, and to add to the account at later times. These minimum investment amounts help control each Fund's operating expenses. Each Fund incurs certain fixed costs with the opening and maintaining of every account and the acceptance of every additional investment, regardless of the amount of the investment involved. Accordingly, the acceptance and maintenance of small shareholder accounts and small additional investments increases a Fund's operating expense ratio, and adversely affects its total return. The table below shows the minimum initial investment amounts and additional investment amounts currently in effect for each of the Funds for various types of investors.

                                    MINIMUM INITIAL    MINIMUM ADDITIONAL
TYPE OF INVESTOR                    INVESTMENT AMOUNT  INVESTMENT AMOUNT(1)<F9>
----------------                    -----------------  ------------------------
All investors, except special       $1,000             $50
investors listed below

IRAs, Keogh plans, self-directed    $500               $25
retirement accounts and custodial
accounts under the Uniform
Gifts/Transfers to Minors Act (see
"Shareholder Services")

Purchases through Systematic        $100               $100(2)<F10>
Purchase Plans (see "Shareholder
Services - Systematic Purchase
Plan")


(1)<F9> There is no minimum additional investment requirement for purchases of shares of any of the Funds if: (i) the purchase is made in connection with an exchange from another mutual fund within the North Track family of funds (see "Redeeming and Exchanging Shares - Exchanging Shares"); (ii) reinvestment of distributions received from another mutual fund within the North Track family of funds or from various unit investment trusts sponsored by Ziegler; (iii) the reinvestment of interest and/or principal payments on bonds issued by Ziegler Mortgage Securities, Inc. II; and (iv) reinvestments of interest payments on bonds underwritten by Ziegler.


(2)<F10> The minimum subsequent monthly investment under a Systematic Purchase Plan is $50 for IRAs, Keogh plans, self-directed retirement plan accounts and custodial accounts under the Uniform Gifts/Transfers to Minors Act until the account balance reaches $500, after which the minimum additional investment amount is reduced to $25. The minimum subsequent investment amount also is reduced to $50 for all other accounts with balances of $1,000 or more.

PURCHASING CLASS A SHARES


     FRONT-END SALES CHARGE. You may purchase Class A shares of each Fund at net asset value plus any sales charge that applies (the "public offering price"). The maximum front-end sales charge is 5.25% of the public offering price. The front-end sales charge is reduced or eliminated on certain purchases, as described below.



     The table below shows the front-end sales charges (expressed as a percentage of the public offering price and of the net amount invested) in effect for sales of Class A shares of the Funds. The Funds will not issue shares for consideration other than cash, except in the case of a bona fide reorganization or statutory merger or in certain other acquisitions of portfolio securities which meet the requirements of applicable securities laws.



                                        PUBLIC
                                       OFFERING      NET AMOUNT
        SIZE OF INVESTMENT               PRICE        INVESTED
        ------------------               -----        --------

Less than $25,000                        5.25%          5.54%

$25,000 but less than $50,000            5.00%          5.26%

$50,000 but less than $100,000           4.75%          4.98%

$100,000 but less than $250,000          3.75%          3.40%

$250,000 but less than $500,000          3.00%          3.09%

$500,000 but less than $1,000,000        2.00%          2.04%

$1,000,000 or more                       None           None



     REDUCED FRONT-END SALES CHARGES. There are several ways to pay a lower sales charge. One is to increase the initial investment to reach a higher discount level. The scale in the table above applies to initial purchases of North Track shares by any "purchaser." The term "purchaser" includes:


          o An individual the individual's spouse and their children under the age of 21 purchasing shares for their own accounts

          o A trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account

          o A pension, profit-sharing, or other employee benefit plan qualified or non-qualified under Section 401 of the Internal Revenue Code

          o Tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code

          o Employee benefit plans qualified under Section 401 of the Code of a single

          o Employer or employers who are "affiliated persons" of each other within the meaning of Section 2(a)(3)(c) of the Act

          o Any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount.

     Another way to pay a lower sales charge is for a "purchaser" to add to his or her investment so that the public offering price of his or her shares, plus the new investment, reaches a higher discount level. You can aggregate your holdings of Class A and Class B shares in all Funds that have a sales charge to determine the break-point at which you may purchase in any Fund.


     A third way is for a "purchaser" to sign a non-binding statement of intention to invest $25,000 or more over a 13 month period in any one or combination of North Track Funds which have a sales charge. If you complete your purchases during that period, each purchase will be at a sales charge applicable to the aggregate of your intended purchases. Under terms set forth in your statement of intention, we will escrow shares valued at 5% of the amount of your intended purchase, and we will redeem some or all of those shares to cover the additional sales charge payable if you do not complete your statement. We will release any remaining shares held in escrow to you. You will continue to earn dividends and capital gains distributions declared by a Fund with respect to shares held in escrow.



     Members of a qualified group also may purchase Class A shares at a reduced front-end sales charge. We calculate the sales charge for such persons by taking into account the aggregate dollar value of shares of all North Track shares subject to a sales charge being purchased or currently held by all members of the group. Further information on group purchases is contained in "Purchase of Shares" in the Statement of Additional Information.



     To receive the benefit of the reduced sales charge, you must inform North Track, Ziegler or the Selected Dealer that you qualify for such a discount.


     PURCHASES WITHOUT A FRONT-END SALES CHARGE. Various types of purchasers may buy Class A shares of the Funds at net asset value (that is, without a front-end sales charge), as described below.


$1.0 Million Purchases   You may purchase Class A shares at net asset value if
                         you purchase at least $1.0 million of shares or the value of your account at the time of your purchase is at least $1.0 million, provided you make your purchase through a Selected Dealer who has executed a dealer agreement with Ziegler. The Distributor may make a payment or payments, out of its own funds, to the Selected Dealer in an amount not to exceed 0.75 of 1% of the amount invested. All or a part of such payment may be conditioned on the monies remaining invested with North Track for a minimum period of time. If you purchase any shares without a sales charge pursuant to this program, and you redeem any of those shares within 24 months of your purchase, you will pay a contingent deferred sales charge on the redeemed shares in an amount equal to 0.5 of 1% of the net asset value of those shares at the time of redemption or, if less, the net asset value of those shares at the time of your original purchase.


Employee Benefit Plans   Any plan qualified under Section 401(k) of the
                         Internal Revenue Code that has at least fifty participants may purchase Class A shares at net asset value. If such a plan purchases shares of any of the Funds through a Selected Dealer, the Distributor may make a payment or payments, out of its own funds, to the Selected Dealer in an amount not to exceed 0.75 of 1% of the amount invested.

State and Municipal      Class A shares of the Funds also may be purchased at
Governments and          net asset value without a sales charge by any state,
Charities                county or city, or any instrumentality, department,
                         authority or agency thereof, and by any nonprofit organization operated for religious, charitable, scientific, literary, educational or other benevolent purpose which is exempt from federal income tax pursuant to Section 501(c)(3) of the Internal Revenue
                         Code; provided that any such purchaser must purchase at least $500,000 of Class A shares, or the value of such purchaser's account at the time of purchase must be at least $500,000.


Persons Associated       Class A shares may be purchased at net asset value
with North Track and     by:  Directors and officers of North Track (including
Its Service Providers    shares purchased jointly with or individually by any
                         such person's spouse and shares purchased by any such
                         person's children or grandchildren under age 21);
                         employees of Ziegler, Selected Dealers, and the
                         trustee or custodian under any pension or profit-
                         sharing plan established for the benefit of the
                         employees of any of the foregoing; and non-employee
                         directors of The Ziegler Companies, Inc.  The term
                         "employee" includes an employee's spouse (including
                         the surviving spouse of a deceased employee), parents
                         (including step-parents and in-laws), children,
                         grandchildren under age 21, siblings, and retired
                         employees.



Reinvestments of         Class A shares may be purchased without a sales
Distributions From       charge upon the reinvestment of distributions from
North Track Mutual       any North Track mutual fund, or investment of
Funds and Other          distributions from various unit investment trusts
Investment Vehicles      sponsored by Ziegler; the reinvestment of principal
Sponsored by Ziegler     or interest payments on bonds issued by Ziegler
                         Mortgage Securities, Inc. II; or the reinvestment of interest payments on bonds underwritten by Ziegler.



Purchases Through        You may purchase Class A shares without a sales charge
Certain Investment       through an asset allocation program, wrap fee
Programs                 program or similar program of services administered
                         for you by a broker-dealer, investment advisor, financial institution or other service provider, provided the program meets certain standards established from time to time by Ziegler. You should read the program materials provided by the service provider, including information related to fees, in conjunction with this Prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services. When you purchase shares this way, the service provider, rather than you as the service provider's customer, may be the shareholder of record for the shares. The service provider may charge fees of its own in connection with your participation in the program of services. Certain service providers may receive compensation from North Track and/or Ziegler for providing such services.



Reinvestment Privilege   If you redeem Class A shares, you may reinvest all or
                         part of the redemption proceeds in Class A shares of the same Fund, without a front-end sales charge, if you send written notice to North Track or the Transfer Agent not more than 90 days after the shares are redeemed. Your redemption proceeds will be reinvested on the basis of net asset value of the shares in effect immediately after receipt of the written request. You may exercise this reinvestment privilege only once upon redemption of your shares.
                         Any capital gains tax you incur on the redemption of your shares is not altered by your subsequent exercise of this privilege. If the redemption resulted in a loss and reinvestment is made in shares, the loss will not be recognized.


PURCHASING CLASS B SHARES

     You may purchase Class B shares of any of the Funds at net asset value with no front-end sales charge. However, you pay a contingent deferred sales charge (expressed as a percent of the lesser of the net asset value at the time of redemption or at the time of your original purchase) if you redeem your Class B shares within six years after purchase. No contingent deferred sales charge is imposed on any shares that you acquire through the reinvestment of dividends and capital gains distributions paid by a Fund on your Class B shares. To reduce your cost, when you redeem shares in a Fund, you will redeem either shares that are not subject to a contingent deferred sales charge (i.e., those purchased through the reinvestment of dividends and capital gains), if any, or shares with the lowest contingent deferred sales charge. We will waive the contingent deferred sales charge for redemptions of shares following the death or disability of a shareholder, for mandatory or hardship distributions from retirement plans, IRAs and 403(b) plans, to meet certain retirement plan requirements, or for systematic withdrawal plans not to exceed 10% annually.

     CONTINGENT DEFERRED SALES CHARGE. The table below shows the contingent deferred sales charge applicable to Class B shares of the Funds based on how long you hold the shares before redeeming them. The percentages reflected in the table are based on the lesser of the net asset value of your Class B shares at the time of purchase or at the time of redemption.

HOLDING                                     CONTINGENT DEFERRED SALES CHARGE
-------                                     --------------------------------
1 Year or less                              5.00%
More than 1 Year, but less than 3 Years     4.00%
3 Years, but less than 4 Years              3.00%
4 Years, but less than 5 Years              2.00%
5 Years, but less than 6 Years              1.00%
6 Years or More(1)<F11>                     None

(1)<F11> Class B shares convert to Class A shares automatically after eight years.

     Selected Dealers who sell Class B shares of a Fund receive a commission from Ziegler in an amount equal to 4.00% of the net asset value of the shares sold.

PURCHASING CLASS C SHARES

     You may purchase Class C shares of a Fund at net asset value plus a front-end sales charge equal to 1.00% of the public offering price (or 1.01% of the net amount invested). You also pay a contingent deferred sales charge if you redeem any of your Class C shares within 18 months after purchase. The amount of the contingent deferred sales charge is 1.00% of the net asset value of the shares measured as of the date of redemption or the date of purchase, whichever is less. No front-end or contingent deferred sales charge is imposed on any shares that you acquire through the reinvestment of dividends and capital gains distributions paid by the Fund on your Class C shares. To reduce your costs, when you redeem shares in a Fund, we will first redeem shares that are not subject to the contingent deferred sales charge (i.e., those held for more than 18 months or those purchased through the reinvestment of dividends and capital gains distributions), if any. We will waive the contingent deferred sales charge for redemptions of Class C shares following the death or disability of a shareholder, for mandatory or hardship distributions from retirement plans, IRAs and 403(b) plans, or to meet certain retirement plan requirements.

DISTRIBUTION AND DISTRIBUTION EXPENSES

     In addition to the front-end or contingent deferred sales charges that apply to the purchase of shares, each Fund is authorized under a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act to use a portion of its assets to finance certain activities relating to the distribution of its shares to investors, the maintenance of shareholder accounts and the provision of other shareholder services. Because each Fund pays these fees out of its own assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     The Plan permits each Fund to make payments to the Distributor to reimburse it for expenditures it incurs in connection with the distribution of each Fund's shares to investors, and to compensate the Distributor in connection with sales of Class B and Class C shares. The reimbursement payments include, but are not limited to, payments made by the Distributor to selling representatives or brokers as a service fee, and costs and expenses incurred by the Distributor for advertising, preparation and distribution of sales literature and prospectuses to prospective investors, implementing and operating the Plan and performing other promotional or administrative activities on behalf of each of the Funds. Plan payments may also be made to reimburse the Distributor for its overhead expenses related to distribution of the Fund's shares. No reimbursement may be made under the Plan for expenses of the past fiscal years or in contemplation of expenses for future fiscal years.

     Under the Plan, each Fund assesses a service fee of up to 0.25 of 1% of the Fund's average daily net assets for all three Classes of shares. This shareholder servicing fee is used to reimburse the Distributor for certain shareholder services as described above. In addition, the Funds that offer Class B and Class C shares assess a distribution fee of 0.75 of 1% of the portion of the Fund's average daily net assets represented by its those respective Classes. This distribution fee is compensatory in nature, meaning the Distributor is entitled to receive the fee regardless of whether its costs and expenses equal or exceed the fee. Class B shares automatically convert to Class A shares eight years after purchase, after which time the shares no longer are subject to this distribution fee but, like all other Class A shares, remain subject to the service fee. Unlike Class B shares, Class C shares do not convert to Class A shares, and as a result Class C shares remain subject to the entire 1.00% 12b-1 distribution and service fees for the entire time that you hold your shares.

     The Plan continues in effect, if not sooner terminated, for successive one-year periods, provided that its continuance is specifically approved by the vote of the Directors, including a majority of the Directors who are not interested persons of the Advisor.

METHODS FOR PURCHASING SHARES


     All purchases must be in U.S. dollars. Checks must be drawn on a U.S. bank, and must be made payable to North Track. We will not accept third-party checks, cash or traveler's checks. If your check does not clear, your purchase will be canceled and you will be responsible for any losses and any applicable fees. If you buy shares by any type of check, wire transfer or automatic investment purchase, and soon thereafter you elect to redeem your shares, we may withhold your redemption payment for fifteen days or until your check has cleared, whichever is later. This does not limit your right to redeem shares. Rather, it operates to make sure that North Track has received payment for the shares you are redeeming before returning that payment to you.



     We will consider your order for the purchase of shares to have been received when it is physically received by the Transfer Agent, the Distributor, a Selected Dealer or certain other financial services firms that have entered into an agreement with North Track appointing the firm as an agent of North Track for the purpose of accepting share purchase and redemption orders. Those financial services firms also may designate other intermediaries to accept share purchase and redemption orders on their behalf. If your purchase order is received prior to the close of trading on the New York Stock Exchange, it will be invested based on the net asset value computed for the relevant Fund on that day. If your order is received after the close of trading on the New York Stock Exchange, it will be invested based on the net asset value determined for the relevant Fund as of the close of trading on the New York Stock Exchange on the next business day.


     The following describes the different ways in which you may purchase shares and the procedures you must follow in doing so.

                                                     TO ADD TO
METHOD                     TO OPEN A NEW ACCOUNT     AN EXISTING ACCOUNT
------                     ---------------------     -------------------


BY MAIL OR PERSONAL
DELIVERY                   1. Complete the Account   1. Complete the Additional
                              Application included      Investment form included
Send by First Class or        in this prospectus.       with your account
Express Mail to:                                        statement.

North Track                2. Make your check or        Alternatively, you may
c/o PFPC Global Fund          money order payable to:   write a note
  Services                    "North Track."            indicating your
P.O. Box 60504                                          account number.
King of Prussia, PA 19406  3. Note: The amount of
                              ----                   2. Make your check
                              your purchase must meet   payable to "North
                              the applicable minimum    Track."
                              initial investment
                              account.  See          3. Personally deliver or
                              "Purchasing Shares -      mail the Additional
                              Minimum Purchase          Investment Form (or
                              Amounts."                 note) and your check
                                                        or money order.
                           4. Personally deliver or
                              mail the com pleted
                              Account Application and
                              your check or money
                              order.



AUTOMATICALLY              Not Applicable            USE ONE OF NORTH TRACK'S
                                                     AUTOMATIC INVESTMENT
                                                     PROGRAMS.  Sign up for
                                                     these services when you
                                                     open your account, or
                                                     call 1-800-826-4600 for
                                                     instructions on how to
                                                     add them to your existing
                                                     account.

                                                     SYSTEMATIC PURCHASE PLAN.
                                                     Make regular, system atic
                                                     investments into your
                                                     North Track account(s)
                                                     from your bank checking
                                                     account.  See
                                                     "Shareholder Services -
                                                     Systematic Purchase
                                                     Plan."

                                                     AUTOMATIC DIVIDEND
                                                     REINVESTMENT.  Unless you
                                                     choose otherwise, all of
                                                     your dividends and
                                                     capital gain
                                                     distributions
                                                     automatically will be
                                                     reinvested in additional
                                                     Fund shares.  You also
                                                     may elect to have your
                                                     dividends and capital
                                                     gain distributions
                                                     automatically invested in
                                                     shares of another North
                                                     Track mutual fund.


TELEPHONE                  BY EXCHANGE               BY EXCHANGE


1-800-826-4600             Call to establish a new   Add to an account by
                           account by exchanging     exchanging funds from
                           funds from an existing    another North Track
                           North Track account.  See account.  See "Redeeming
                           "Redeeming and Exchanging and Exchanging Shares -
                           Shares - Exchanging       Exchanging Shares."
                           Shares."



FINANCIAL SERVICES FIRMS   You may purchase shares   You may purchase
                           in a Fund through a       additional shares in a
                           broker-dealer or other    Fund through a broker-
                           financial service firm    dealer or other financial
                           that may charge a         services firm that may
                           transaction fee.          charge a transaction fee.

                           North Track may accept    North Track may accept
                           requests to purchase      requests to purchase
                           shares into a broker-     additional shares into a
                           dealer street name        broker-dealer street name
                           account only from the     account only from the
                           broker-dealer.            broker-dealer.


REDEEMING SHARES

GENERAL INFORMATION


      You may redeem any or all of your shares as described below on any day North Track is open for business. We redeem Class A shares at net asset value. We redeem Class B shares and Class C shares at net asset value, less the amount of the remaining contingent deferred sales charge, if any, depending on how long you have held the shares. If we receive your redemption order prior to the close of the New York Stock Exchange, the redemption will be at the net asset value calculated that day. If not, you will receive the net asset value calculated as of the close of trading on the next New York Stock Exchange trading day.


REDEMPTIONS

      The following table describes different ways that you may redeem your shares, and the steps you should follow.

METHOD                 STEPS TO FOLLOW
------                 ---------------


BY TELEPHONE           You may use North Track's Telephone Redemption Privilege
1-800-826-4600         to redeem shares valued at less than $50,000, unless you
                       have notified the Transfer Agent of an address change within the preceding 30 days. The Transfer Agent will send redemption proceeds only to the shareholder of record at the address shown on the Transfer Agent's records. However, if you have provided the Transfer
                       Agent with a signature guarantee, the Transfer Agent will wire redemption proceeds to a predesignated bank account.


                       Unless you indicate otherwise on your account application, the Transfer Agent may accept redemption instructions received by telephone. The Telephone Redemption Privilege is not available for shares represented by stock certificates.

BY MAIL                To redeem shares by mail, send the following information
Address to:            to the Transfer Agent:
----------

North Track            o    A written request for redemption signed by the
c/o PFPC Global Fund   registered owner(s) of the shares, exactly as the
  Services             account is registered, together with the shareholder's
P.O. Box 60504         account number;
King of Prussia, PA
19406

                       o The certificates for the shares being redeemed, if any;

                       o Any required signature guarantees (see "Other Information About Redemptions" below); and

                       o Any additional documents which might be required for redemptions by corporations, executors, administrators, trustees, guardians, or other similar entities.

                       The Transfer Agent will redeem shares when it has received all necessary documents. The Transfer Agent promptly will notify you if your redemption request cannot be accepted. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.


SYSTEMATIC             You can set up an automatic systematic withdrawal plan
WITHDRAWAL PLAN        from any of your North Track accounts.  To establish the
                       systematic withdrawal plan, complete the appropriate section of the Account Application or call, write or stop by North Track and request a Systematic Withdrawal
                       Plan Application Form and complete, sign and return the Form to North Track. See "Shareholder Services -
                       Systematic Withdrawal Plan."


FINANCIAL SERVICES     You also may redeem shares through broker-dealers,
FIRMS                  financial advisory firms and other financial
                       institutions, which may charge a commission or other transaction fee in connection with the redemption.

RECEIVING REDEMPTION PROCEEDS

      You may request to receive your redemption proceeds by mail or wire. Follow the steps outlined below. The Transfer Agent will not send redemption proceeds until all payments for the shares being redeemed have cleared, which may take up to 15 days from the purchase date of the shares.

METHOD               STEPS TO FOLLOW
------               ---------------

BY MAIL The Transfer Agent mails checks for redemption proceeds typically within one or two days, but not later than seven days, after it receives the request and all necessary documents. There is no charge for this service.

BY WIRE The Transfer Agent will normally wire redemption proceeds to your bank the next business day after receiving the redemption request and all necessary documents. The signatures on any written request for a wire redemption must be guaranteed. The Transfer Agent currently deducts a $12.00 wire charge from the redemption proceeds. This charge is subject to change. You will be responsible for any charges which your bank may make for receiving wires.

OTHER INFORMATION ABOUT REDEMPTIONS


     TELEPHONE REDEMPTIONS. By accepting the Telephone Redemption Privilege, you authorize PFPC Global Fund Services as North Track's transfer agent (the "Transfer Agent"), to: (1) act upon the instruction of any person by telephone to redeem shares from the account for which such services have been authorized; and (2) honor any written instructions for a change of address if accompanied by a signature guarantee. You assume some risk for unauthorized transactions by accepting the telephone redemption services. The Transfer Agent has implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of various pieces of personal information and providing written confirmation of such transactions. If the Transfer Agent, North Track, or any of their employees fails to abide by these procedures, North Track may be liable to a shareholder for losses the shareholder suffers from any resulting unauthorized transaction(s). However, none of the Transfer Agent, North Track or any of their employees will be liable for losses suffered by a shareholder which result from following telephone instructions reasonably believed to be genuine after verification pursuant to these procedures. This service may be changed, modified or terminated at any time. There is currently no charge for telephone redemptions, although a charge may be imposed in the future.



     SIGNATURE GUARANTEES. To protect you, the Transfer Agent and North Track from fraud, we require signature guarantees for certain redemptions. Signature guarantees enable the Transfer Agent to be sure that you are the person who has authorized a redemption from your account. We require signature guarantees for:
(1) any redemptions by mail if the proceeds are to be paid to someone else or are to be sent to an address other than your address as shown on North Track's records; (2) any redemptions by mail or telephone which request that the proceeds be wired to a bank, unless you designated the bank as an authorized recipient of the wire on your account application or subsequent authorization form and such application or authorization includes a signature guarantee; (3) any redemptions by mail if the proceeds are to be sent to an address for the shareholder that has been changed within the past thirty (30) days; and (4) requests to transfer the registration of shares to another owner. North Track may waive these requirements in certain instances.


     The Transfer Agent will accept signature guarantees from all institutions which are eligible to provide them under federal or state law. Institutions which typically are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan associations and credit unions. A signature guarantee is not the same as a notarized signature.

     CLOSING SMALL ACCOUNTS. If, due to redemption, your account in a Fund drops below $500 for three months or more, the Fund has the right to redeem your account, after giving 60 days' written notice, unless you make additional investments to bring the account value to $1,000 or more.


     SUSPENSION OF REDEMPTIONS. North Track may suspend the right to redeem shares of one or more of the Funds for any period during which: (1) the Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted; (2) there is an emergency as a result of which it is not reasonably practical for the Fund(s) to sell its securities or to calculate the fair value of its net assets; or (3) the Securities and Exchange Commission may permit for the protection of the shareholders of the Fund(s).



     REDEMPTIONS IN OTHER THAN CASH. It is possible that conditions may arise in the future which would, in the opinion of the Board of Directors of North Track, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in securities or other property of a Fund. However, the Funds have obligated themselves under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of a Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Persons receiving such securities would incur brokerage costs when these securities are sold.


                               EXCHANGING SHARES

GENERAL INFORMATION


     Subject to compliance with applicable minimum investment requirements, you may exchange your shares of any North Track mutual fund (including any of the Funds) for shares of the same Class of any other North Track mutual fund in any state where the exchange legally may be made. Additionally, you may exchange Class A or Class B shares of any North Track mutual fund (including any of the Funds) for Class X (Retail Class) or Class B shares, respectively, of the Cash Reserve Fund, and vice versa. Before engaging in any exchange, you should obtain from North Track and read the current prospectus for the mutual fund into which you intend to exchange. There presently is no administrative charge for exchanges, but you may be subject to a sales charge. See "Sales Charges Applicable to Exchanges" below.



     An exchange of shares is considered a redemption of the shares of the North Track mutual fund from which you are exchanging, and a purchase of shares of the
                  ----------
North Track mutual fund into which you are exchanging.  Accordingly, you must
                        ----------
comply with all of the conditions on redemptions for the shares being exchanged, and with all of the conditions on purchases for the shares you receive in the exchange. Moreover, for tax purposes you will be considered to have sold the shares exchanged, and you will realize a gain or loss for federal income tax purposes on that sale.


SALES CHARGES APPLICABLE TO EXCHANGES


     EXCHANGING CLASS A SHARES. If your exchange involves Class A shares, you will pay the standard front-end sales charge applicable to purchases of Class A shares of the North Track mutual fund into which you are exchanging (as disclosed in the then current prospectus for that North Track mutual fund), less any front-end sales charge you paid when you purchased the shares you are exchanging, if any.



     EXCHANGING CLASS B AND CLASS C SHARES. You may exchange Class B and Class C shares in a Fund only for shares of the same class of another North Track mutual fund. You will not pay a contingent deferred sales charge on any such exchange. However, the new shares you receive in the exchange will remain subject to a contingent deferred sales charge based on the period of time for which you held the Class B or Class C shares you are exchanging.


RULES AND REQUIREMENTS FOR EXCHANGES


     GENERAL. In order to effect an exchange on a particular business day, North Track must receive an exchange order in good form no later than 3:00 p.m. Eastern Time. North Track may amend, suspend or revoke this exchange privilege at any time, but will provide shareholders at least 60 days' prior notice of any change at adversely affects their rights under this exchange privilege.



     An excessive number of exchanges may be disadvantageous to North Track. Therefore, North Track reserves the right to terminate the exchange privilege of any shareholder who makes more than three exchanges in any twelve consecutive month period or who makes more than one exchange during any calendar quarter.


     The following additional rules and requirements apply to all exchanges:

          o The shares you receive in the exchange must be of the same Class as the shares you are exchanging, except that Class A or Class B shares of any Fund may be exchanged for Class X or Class B shares, respectively, of the Cash Reserve Fund and vice versa.

          o The account into which you wish to exchange must be identical to the account from which you are exchanging (meaning the account into which you are exchanging must be of the same type as the account from which you are exchanging, and the registered owner(s) of the account into which you are exchanging must have the same name(s), address and taxpayer identification or social security number as the registered owner(s) on the account from which you are exchanging).


          o The amount of your exchange must meet the minimum initial or minimum additional investment amount of the North Track mutual fund into which you are exchanging.


          o If the shares being exchanged are represented by a share certificate, you must sign the certificate(s), have your signature guaranteed and return the certificate(s) with your Exchange Authorization Form.


     METHODS FOR EXCHANGING SHARES. Set forth below is a description of the different ways you can exchange shares of North Track mutual funds and procedures you should follow when doing so.


METHOD                    STEPS TO FOLLOW
------                    ---------------
BY MAIL OR PERSONAL       Mail your exchange order to North Track.
DELIVERY


                          Please Note: North Track must receive your exchange
Send by first class or    -----------
express mail to:          order no later than 3:00 p.m. Eastern Time in order
                          to effect an exchange on that business day.



North Track
c/o PFPC Global Fund
  Services
P.O. Box 60504
King of Prussia, PA 19406


BY TELEPHONE              You receive telephone exchange privileges when you
                          open your account.  To decline the telephone exchange
1-800-826-4600            privilege, you must check the appropriate box on the
                          Application Form when you open your account.


                          Call North Track at 1-800-826-4600 to order the desired exchange and, if required, to establish a new account for the North Track mutual fund into which you wish to exchange.


                          Telephone exchanges are not available if you have certificated shares.

FINANCIAL SERVICES FIRMS  You may exchange shares through your broker-dealer or other financial services firm, which may charge a transaction fee.


                              SHAREHOLDER SERVICES


     North Track offers a number of shareholder services designed to facilitate investment in Fund shares. Full details of each of the services, copies of the various plans described below and instructions as to how to participate in the various services or plans can be obtained by calling North Track at 1-800-826-4600.



     SYSTEMATIC PURCHASE PLAN. You may establish a Systematic Purchase Plan ("SPP") at any time with a minimum initial investment of $100 and minimum subsequent monthly investments of $100. The minimum subsequent monthly investment is reduced to $50 for IRAs, Keogh plans, self-directed retirement plan accounts and custodial accounts under the Uniform Gifts/Transfers to Minors Act until your account balance reaches $500, after which the minimum is further reduced to $25. The minimum subsequent investment is also reduced to $50 for all other accounts with balances of $1,000 or more. By participating in the SPP, you may automatically make purchases of North Track shares on a regular, convenient basis. Under the SPP, your bank or other financial institution honors preauthorized debits of a selected amount drawn on your account each month and applied to the purchase of North Track shares. You can establish the SPP with any financial institution that will accept the debits. There is no service fee for participating in the SPP. You can obtain an application and instructions on how to establish the SPP from your registered representative, the Distributor or North Track.



     SYSTEMATIC WITHDRAWAL PLAN. The systematic withdrawal plan involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. You may establish a systematic withdrawal plan if you own or purchase shares having a current offering price value of at least $10,000 in a single Fund (except no such minimum applies for distributions from an IRA). The minimum amount you may receive under a systematic withdrawal plan is $150 per month. Normally, you would not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when, in effect, a portion of your new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000. You may terminate your systematic withdrawal plan at any time by written notice to North Track or the Transfer Agent.



     REINVESTMENT OF DISTRIBUTIONS OR INTEREST PAYMENTS. Unit holders of Ziegler-sponsored unit investment trusts, holders of Ziegler Mortgage Securities, Inc. II bonds and holders of bonds underwritten by Ziegler may purchase shares of North Track by automatically reinvesting distributions from their unit investment trust, reinvesting principal or interest from their Ziegler Mortgage Securities, Inc. II bonds, or reinvesting interest from the bonds underwritten by Ziegler, as the case may be. Unit holders and bondholders desiring to participate in this plan should contact the Distributor for further information.


     TAX-SHELTERED RETIREMENT PLANS. The following tax-sheltered plans may purchase shares of the Funds: (1) Individual Retirement Accounts (including Education IRAs, Roth IRAs, Simplified Employee Pension Plan Accounts (SEP-IRAs) and Savings Incentive Match Plan for Employees Accounts (SIMPLE-IRAs)); (2) Keogh plans; (3) 401(k) Plans; and (4) 403(b) Plans for employees of most nonprofit organizations. You can obtain detailed information concerning these plans and prototypes of these plans and other information from the Distributor. You should carefully review and consider this information and these materials with your tax or financial adviser. Conventional IRA investors do not receive the benefits of long-term capital gains treatment when funds are distributed from their account.

                               OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE PER SHARE

     We determine the net asset value per share of each Fund daily by adding up the total value of the Fund's investments and other assets and subtracting any of its liabilities, or debts, and then dividing by the number of outstanding shares of the Fund. For this purpose, we value each Fund's investments at the closing price listed for the relevant security on the securities exchange on which it trades, unless no closing price is available. The net asset value per share is calculated each business day, Monday through Friday, except on customary national business holidays which result in closing of the New York Stock Exchange (the "Exchange"). The calculation is as of the close of regular trading on the Exchange (4:00 p.m. Eastern time).

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND REINVESTMENTS


     The Dow Jones U.S. Health Care 100 Plus Fund and the Dow Jones U.S. Financial 100 Plus Fund declare and pay their dividends quarterly. You may elect to receive your dividends either in cash or additional shares at net asset value (without a sales charge). You may also direct the Transfer Agent to invest the dividends in shares of any other North Track mutual fund for which you have an account. We reinvest dividends on the same day they are distributed to shareholders. Unless you have elected in writing to the Transfer Agent to receive dividends and capital gain distributions in cash, we automatically will reinvest them in additional shares of the relevant fund.



     Capital gains distributions, if any, in all Funds will be declared annually and normally will be paid within 60 days after the end of the fiscal year.


TAX STATUS

     Each Fund distributes substantially all of its net income and capital gains. We will annually report to you the federal income tax status of all distributions. You will be taxed on each Fund's distributions when they are paid, whether you elect to take them in cash or to reinvest them in additional shares, except that distributions declared in December and paid in January each year will be taxable to you as if you received them on December 31 of the earlier year.

     Distributions will be taxable as ordinary income or capital gains. Capital gains may be taxed at different rates, depending on how long the Fund holds its assets.


NORTH TRACK FUNDS, INC.


     215 North Main Street
     West Bend, Wisconsin 53095

INVESTMENT ADVISOR AND ADMINISTRATOR

     B.C. Ziegler and Company
     215 North Main Street
     West Bend, Wisconsin 53095

DISTRIBUTOR AND ACCOUNTING/PRICING AGENT

     B.C. Ziegler and Company
     215 North Main Street
     West Bend, Wisconsin 53095

TRANSFER AND DIVIDEND DISBURSING AGENT

     PFPC Global Fund Services
     P.O. Box 60504
     King of Prussia, Pennsylvania 19406

CUSTODIAN


     Union Bank of California
     475 Sansome Street
     San Francisco, CA 94111


COUNSEL

     Quarles & Brady LLP
     411 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202

INDEPENDENT PUBLIC ACCOUNTANTS

     Arthur Andersen LLP
     100 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202


     If you have any questions about the Funds or would like more information, including a free copy of the Funds' Statement of Additional Information ("SAI"), or their Annual or Semi-Annual Reports, you may call or write North Track at:



          North Track Funds, Inc.
          215 North Main Street
          West Bend, Wisconsin 53095
          (800) 826-4600, Option 2


     The SAI, which contains more information on the Fund, has been filed with the Securities and Exchange Commission ("SEC"), and is legally a part of this prospectus. The Annual and Semi-Annual Reports, also filed with the SEC, discuss market conditions and investment strategies that affected each Fund's performance during the prior fiscal year and six-month fiscal period, respectively.

     To view these documents, along with other related documents, you can visit the SEC's Internet website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1.800.SEC.0330. Additionally, copies of this information can be obtained, for a duplicating fee, by electronic request to E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

Investment Company Act File No. 811-4401.


     STATEMENT OF ADDITIONAL INFORMATION
       DATED APRIL __, 2001
     NORTH TRACK FUNDS, INC.
     215 North Main Street
     West Bend, Wisconsin  53095



          Two series (each a "Fund") (collectively the "Funds") of the North Track Funds, Inc. ("North Track") family of funds are described in this
     Statement  of  Additional  Information  and   the Prospectus to which it
     relates: the Dow Jones U.S. Health Care 100 Plus and the Dow Jones U.S. Financial 100 Plus Funds.


          Class A, B and C shares are available for both Funds. Each Fund has a distinct investment objective and distinct investment policies, and there can be no assurance that either Fund will achieve its investment objective. Each shareholder's interest is limited to the particular Fund in which his/her shares are owned.

          You may obtain a Prospectus and purchase shares of each Fund from B.C. Ziegler and Company ("Ziegler" or the "Distributor"), 215 North Main
     Street, West Bend, Wisconsin 53095, telephone 800-826-4600, or from Selected Dealers (see the Prospectus dated April __, 2001 for more complete information, including an account application.) This Statement of
     Additional Information is not a prospectus, and should be read in conjunction with the Prospectus. This Statement of Additional Information provides details about each Fund that are not required to be included in the Prospectus, and should be viewed as a supplement to, and not as a substitute for, the Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

                                  TABLE OF CONTENTS

                                                                           Page
                                                                           ----


     STATEMENT OF ADDITIONAL INFORMATION                                     1

     HISTORY AND CAPITAL STOCK OF NORTH TRACK                                3

     INVESTMENT PROGRAM                                                      4

     INVESTMENT RESTRICTIONS                                                12

     MANAGEMENT OF NORTH TRACK                                              14

     PURCHASE OF SHARES                                                     21

     DISTRIBUTION EXPENSES                                                  24

     DETERMINATION OF NET ASSET VALUE PER SHARE                             27

     PERFORMANCE INFORMATION                                                27

     TAX STATUS                                                             31

     PORTFOLIO TRANSACTIONS AND BROKERAGE                                   32

     LEGAL COUNSEL                                                          33

     FINANCIAL STATEMENTS                                                   33

     RATINGS OF COMMERCIAL PAPER                                            33




                   HISTORY AND CAPITAL STOCK OF NORTH TRACK



          North  Track   is  a   diversified,  open-end,   management investment
     company. It was organized in 1984 as a Maryland corporation. Until March 1, 2001, it was known as Principal Preservation Portfolios, Inc.



          The authorized common stock of North Track consists of one billion shares, with a par value of $.001 per share. Shares of North Track are divided into eleven mutual fund series, each with distinct investment
     objectives, policies and strategies.   In addition to the  Funds described
     in this Statement of Additional Information, North Track also offers shares of the Wisconsin Tax-Exempt, Cash Reserve, S&P 100 Plus, Achievers, PSE Tech 100 Index, Government, Tax-Exempt and Managed Growth Funds through separate prospectuses. The Dow Jones U.S. Health Care 100 Plus, Dow Jones U.S. Financial 100 Plus, S&P 100 Plus, Achievers, PSE Tech 100 Index and Managed Growth Funds each offer Class A, Class B and Class C shares. The Government Fund offers Class A and Class C shares. The Tax-Exempt and Wisconsin Tax-Exempt Funds offer only Class A shares. Shares of the Cash Reserve Fund also are divided into three separate classes; namely, Class X (Retail) shares, Class Y (Institutional) shares and Class B ("Retail") shares.



          Separate classes of shares within a Fund have identical dividend, liquidation and other rights. However, each class bears its separate distribution and shareholder servicing expenses and may have its own sales
     load structure.   At the discretion  of North Track's Board  of Directors,
     each class may pay a different share of other expenses (not including advisory or custodial fees or other expenses related to the management of the Portfolio's assets) if the separate classes incur those expenses in different amounts, or if one class receives services of a different kind or to a different degree than another class within the same portfolio. Each fund allocates all other expenses to each class of its shares on the basis of the net asset value of that class in relation to the net asset value of the particular fund.



          The Board of Directors of North Track may authorize the issuance of additional series and, within each series, individual classes, and may increase or decrease the number of shares in each series or class.



          Each share of North Track, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of stock are redeemable at net asset value, at the option of the shareholder. Shares have no preemptive, subscription or conversion rights and are freely transferable. Shares can be issued as full shares or fractions of shares. A fraction of a share has the same kind of rights and privileges as a full share.



          Each share  of North Track has  one  vote on each  matter presented to
     shareholders.   All  shares  of North Track  vote together on matters that affect all shareholders uniformly, such as in the election of directors. On matters affecting an individual fund (such as approval of advisory or sub-advisory contracts and changes in fundamental policies of a fund) a separate vote of the shares of that fund is required. On matters that uniquely affect a particular class of shares (such as an increase in 12b-1 fees for that class), a separate vote by the shareholders of that class of
     shares is required.   Shares of a fund  or class are  not entitled to vote
     on any matter that does not affect it.



          As used in the Prospectus, the phrase "majority vote" of the outstanding shares of a class, fund or North Track means the vote of the lesser of: (1) 67% of the shares of the class, fund or North Track, as the case may be, present at the meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the class, fund or North Track, as the case may be.



          As a Maryland corporation, North Track is not required to hold, and in the future does not plan to hold, annual shareholder meetings unless required by law or deemed appropriate by the Board of Directors. However, special meetings may be called for purposes such as electing or removing Directors, changing fundamental policies or approving an investment advisory contract.


                                 INVESTMENT PROGRAM

          The  Prospectus  describes  the  investment  objective  and  principal
     investment strategies of  each Fund.   Certain other investment  strategies
     and policies of each Fund are described in greater detail below.

     OPTIONS

          To the extent consistent with their investment objectives, the Funds will employ options strategies for the purposes described in the Prospectus. The Funds may purchase exchange-traded call options and put options on various broad market stock indexes or indexes with component stocks that are similar to the index whose performance the Fund seeks to track.

          An option on an index is a contract that gives the holder of the option, in return for payment of a premium, the right to demand from the seller (call) delivery of cash in an amount equal to the value of the index at a specified exercise price at any time during the term of the option. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. A call option on an index is considered to be covered if the writer (seller) maintains with its custodian or depository cash or cash equivalents equal to the contract value. A call option is also covered if the writer holds a call on the same index as the call written where the exercise price of the call purchased is equal to or less than the exercise price of the call written.

          A put option on a securities index gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation buy, the cash value of the index at any time during the option. A put option on an index is covered if a writer holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written provided the difference is maintained by the writer in cash or cash equivalents in a segregated account with its custodian or depository.

          Whenever a Fund has written (sold) a put on a stock index, the Portfolio will maintain in a segregated account with its Custodian cash or cash equivalents sufficient to cover the market value of the open position. The Portfolio may ultimately sell the option in a closing sale transaction, settle it for cash or permit it to expire.

     FUTURES


          The Dow Jones U.S. Heath Care 100 Plus and Dow Jones U.S. Financial 100 Plus Funds may purchase and sell exchange-traded index futures contracts for the purposes and strategies described in the Prospectus. The Funds will only enter into futures contracts which are standardized and traded on a U.S. exchange, board of trade, or similar entity, or quoted on an automated quotation system. Each Portfolio may use futures on any of various broad based stock indexes, including the S&P 500 Index, the S&P MidCap 400 Index, the Nasdaq Composite Index and the Dow Jones U.S. Total Stock Market Index. If available, a Fund also may use futures on the principal sector index it attempts to track and/or the customized index composed by Dow Jones from the broader principal sector index. Each Fund also may engage in transactions involving futures contracts on other indexes presently traded or in the future created and traded on national stock exchanges if, in the opinion of the Board of Directors of North Track, such futures contracts are appropriate instruments to help the Advisor achieve the Fund's objective.


          A futures contract on an index is an agreement by which one party agrees to accept delivery of, and the other party agrees to make delivery of, an amount of cash equal to the difference between the value of the underlying index at the close of the last trading day of the futures contract and the price at which the contract originally was written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made.

          Each Fund generally will limit its use of futures contracts to hedging transactions and equitizing cash assets. The success of any hedging technique depends on the abilities of the Advisor correctly to predict changes in the level and direction of movement in the underlying index. Should these predictions prove incorrect, the particular Fund's return might have been better had hedging not been attempted; however, in the absence of the ability to hedge, the Advisor might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

          When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the Custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government Securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each of the Funds expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each of the Funds will mark to market all of its open futures positions.

          While a Fund maintains an open futures position, the Fund must maintain with the Custodian, in a segregated account, assets with a market value sufficient to cover the Fund's exposure on the position (less the amount of the margin deposit associated with the position). A Fund's exposure on a futures contract is equal to the amount paid for the contract by the Fund.

          Index futures contracts in which each of the Funds may invest are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying index, and delivery month), or in cash. If an offsetting purchase price is less than the original sale price, the Fund would realize a capital gain, or if it is more, the Fund would realize a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund would realize a capital gain, or if it is less, the Fund would realize a capital loss. The transaction costs must also be included in these calculations.

          There are several risks associated with the use of futures contracts in the manner intended by each Fund. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between the price movements in the underlying index and in the portfolio securities being hedged or the index being simulated, as the case may be. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given strategy not to achieve its objective. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures and differences between the financial instruments being hedged or replicated and the instruments underlying the standard contracts available for trading.

          Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of the futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position and the Fund would continue to be required to meet margin requirements until the position is closed.

          To minimize such risks, neither Fund will enter into a futures contract if, immediately after such transaction, the initial margin deposits for futures contracts held by the Fund would exceed 5% of the Fund's total assets. Additionally, a Fund may not maintain open short positions in futures contracts or call options written on indices if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in the Fund's investment portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions.

     TAXATION OF OPTIONS AND FUTURES

          If a Fund exercises a call or put option it owns, the difference between the cash received at exercise and the premium paid is a capital gain or loss. If a call or put option written by a Fund is exercised, the difference between the cash paid at exercise and the premium received is a capital gain or loss. Entry into a closing purchase transaction will result in capital gain or loss.

          A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of the delivery notice date or the expiration date. Should a Fund ever deliver securities under a futures contract (which is not expected to occur), the Fund will realize a capital gain or loss on those securities.

          For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on options and futures positions ("year-end mark to market"). Generally any gain or loss recognized with respect to such positions (either by year-end mark to market or by actually closing of the positions) is considered to be 60% long term and 40% short term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options and futures positions, the related securities positions and certain successor positions thereto) may be deferred to a later taxable year. Sales of futures contracts or writing of call options or buying put options which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of the hedged securities.

          Each Fund distributes to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including year-end mark to market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised of the nature of the payments.

     SHORT-TERM INVESTMENTS

          Each Fund may invest in any of the following securities and instruments in management of cash receipts, for liquidity for anticipated redemptions, to meet cash flow needs to enable the Fund to take advantage of buying opportunities, during periods when attractive investments are unavailable and for temporary defensive purposes. Normally, a Fund will invest less than 10% of its total assets in short-term investments, although the Advisor has discretion to increase a Fund's cash position without limit for temporary defensive purposes.

          SHORT SALES "AGAINST-THE-BOX." Either of the Funds may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities of the same issue as the securities sold short. A Fund may not engage in a short sale if the transaction would result in more than 10% of the Fund's net assets being held as collateral for such short sales. Short sales structured in this fashion are referred to as short sales "against-the-box." A Fund might use short sales against-the-box, for example, to defer the realization of a capital gain for federal income tax purposes.

          BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. Each Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earn a specified return. Bankers' acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

          In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective and policies, each Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

          SAVINGS ASSOCIATION OBLIGATIONS. Each Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

          COMMERCIAL PAPER, SHORT-TERM NOTES, VARIABLE RATE DEMAND NOTES, REPURCHASE AGREEMENTS AND OTHER CORPORATE OBLIGATIONS. Each Fund may invest a portion of its assets in high quality commercial paper and short-term notes, including variable rate demand notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

          Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, a Fund may purchase high quality corporate obligations which have remaining maturities of one year or less from the date of purchase.

          Each Fund also may purchase corporate obligations known as variable rate demand notes. Variable rate demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. The investment policies of each Fund permit the purchase of variable rate demand notes only if, at the time of purchase, the notes are rated in the two highest rating categories by a Nationally Recognized Statistical Rating Organization, or, if unrated, the issuer has unsecured debt securities outstanding of an equivalent rating.

          Each Fund also may invest in repurchase agreements as short-term instruments. See "Investment Program - Repurchase Agreements" below.

          MONEY MARKET FUNDS. Each Fund may invest in money market mutual funds. An investment by a Fund in a money market mutual fund may cause the Fund to incur duplicate and/or increased administration and distribution expenses. Such investments are limited under the 1940 Act and by applicable investment restrictions. See "Investment Restrictions" in this Statement of Additional Information.

     REPURCHASE AGREEMENTS

          Each Fund may from time to time enter into repurchase agreements. Repurchase agreements involve the sale of securities to the purchasing Fund with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount equal to an agreed upon interest rate within a specified time, usually less than one week, but on occasion for a longer period. Each Fund may enter into repurchase agreements with broker-dealers and with banks. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement. Each Fund will require continual maintenance of cash or cash equivalents held by its depository in an amount equal to, or in excess of, the market value of the securities which are subject to the agreement.

          In the event the seller of the repurchase agreement becomes the subject of a bankruptcy or insolvency proceeding, or in the event of the failure of the seller to repurchase the underlying security as agreed, a Fund could experience losses that include: (1) possible decline in the value of the underlying security during the period that the Fund seeks to enforce its rights with respect thereto, and possible delay in the enforcement of such rights; (2) possible loss of all or a part of the income or proceeds of the repurchase; (3) additional expenses to the Fund in connection with enforcing those rights; and (4) possible delay in the disposition of the underlying security pending court action or possible loss of rights in such securities. The Advisor will invest in repurchase agreements only when it determines that the Fund should invest in short-term money market instruments and that the rates available on repurchase agreements are favorable as compared to the rates available on other short-term money market instruments or money market mutual funds. The Advisor does not currently intend to invest the assets of either Fund in repurchase agreements if, after doing so, more than 5% of the Fund's net assets would be invested in repurchase agreements.

     LENDING OF PORTFOLIO SECURITIES


          In order to generate income, each Fund may lend its portfolio securities to brokers, dealers and other institutional investors, provided the Fund receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By reinvesting the collateral it receives in these transactions, a Fund could magnify any gain or loss it realizes on the underlying investment. If the borrower fails to return the securities and the collateral is insufficient to cover the loss, the Fund could lose money. For the purposes of this policy, each Fund considers collateral consisting of U.S. Government securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. During the term of the loan, the Fund is entitled to receive interest and other distributions paid on the loaned securities, as well as any appreciation in the market value. The Fund also is entitled to receive interest from the institutional borrower based on the value of the securities loaned. From time to time, a Fund may return to the borrower, and/or a third party which is unaffiliated with North Track and which is acting as a "placing broker," a part of the interest earned from the investment of the collateral received for securities loaned.


          The lending Fund does not have the right to vote the securities loaned during the existence of the loan, but can call the loan to permit voting of the securities if, in the Advisor's judgment, a material event requiring a shareholder vote would otherwise occur before the loan is repaid. In the event of bankruptcy or other default of the borrowing institution, a Fund could experience delays in liquidating the loan collateral or recovering the loan securities, and incur risk of loss including: (1) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. To minimize these risks, the Advisor evaluates and continually monitors the creditworthiness of the institutional borrowers to which a Fund lends its securities.

          To minimize the foregoing risks, each Fund's securities lending practices are subject to the following conditions and restrictions: (1) the Fund may not make such loans in excess of 33% of the value of its total assets; (2) the Fund must receive cash collateral in an amount at least equal to 100% of the value of the securities loaned; (3) the institutional borrower must be required to increase the amounts of the cash collateral whenever the market value of the loaned securities rises above the amount of the collateral; (4) the Fund must have the right to terminate the loan at any time; (5) the Fund must receive reasonable interest on the loan, as well as any interest or other distributions on the loaned securities and any increase in the market value of the loaned securities; and (6) the Fund may not pay any more than reasonable custodian fees in connection with the loan.

     INDUSTRY CONCENTRATION

          There may be periods of time during which the issuers represented in a stock index that a Fund attempts to track are concentrated in one or more industries. Notwithstanding the occurrence of such industry concentrations, each Fund intends to maintain its investments so as to replicate that index. As a result, a relatively high percentage of the Fund's assets may be concentrated from time to time in stocks of issuers within a single industry. Such issuers may be subject to the same economic trends. Securities held by the Fund may therefore be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of many other investment companies.

     PORTFOLIO TURNOVER

          In general, the greater the volume of buying and selling by a mutual fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. A mutual fund with turnover in excess of 100% engages in a high volume of buying and selling, and likely will pay brokerage commissions and realize more taxable gains than a mutual fund with a lower turnover rate. High portfolio turnover rates also may result in the realization of substantial net short-term gains. Any such gains that you receive as a shareholder will be taxed as ordinary income for federal income tax purposes.

          The Funds expect portfolio turnover rates of less than 50%, given the fact that the Advisor for the Funds makes investments to approximate the composition of a specified stock index, and the indexes generally do not change drastically. The Advisor does not engage in market-timing and short-term trading strategies. Ordinarily, each Fund will sell securities only to reflect certain administrative changes in their respective indices (including mergers or changes in the composition of the Index) or to accommodate cash flows into and out of the Fund while attempting to replicate the composition of the relevant index on a continuing basis. Upon notice of a change in the composition of their respective index, each Fund intends to adjust its investments as soon as reasonably practicable to more closely replicate its Index. Each Fund also anticipates some trading activity related to its over/ underweighting strategies, separate and apart from changes in the respective index.

                               INVESTMENT RESTRICTIONS

          Each  Fund   has   adopted  the   following   fundamental   investment
     restrictions.  A Fund may not:

               (1) Purchase more than 10% of the outstanding voting securities of an issuer or invest in a company to get control or manage it.

               (2) Borrow money or property except for temporary or emergency purposes. If the Fund ever should borrow money it would only borrow from banks and in an amount not exceeding 10% of the market value of its total assets (not including the amount borrowed). The Fund will not pledge more than 15% of its net assets to secure such borrowings. In the event the Fund's borrowing exceeds 5% of the market value of its total assets, the Fund will not invest in any portfolio securities until its borrowings are reduced to below 5% of its total assets. For purposes of these restrictions, collateral arrangements for premium and margin payments in connection with hedging activities, if any, are not to be deemed to be a pledge of assets.

               (3) Make loans, except that it may lend its portfolio securities. For the purposes of this restriction, investments in publicly-traded debt securities or debt securities of the type customarily purchased by institutional investors and investments in repurchase agreements are not considered loans.

               (4) Underwrite the securities of other issuers, except where it might technically be deemed to be an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities.

               (5)  Issue senior securities.

               (6) Purchase a security if, as a result, more than 10% of the value of the Fund's net assets would be invested in: (i) securities with legal or contractual restrictions on resale (other than investments and repurchase agreements); (ii) securities for which market quotations are not readily available; and (iii) repurchase agreements which do not provide for payment within 7 days.

               (7) Invest in commodities, but the Fund may invest in futures contracts and options.

               (8) Purchase securities on margin or effect short sales of securities, except short sales "against the box" (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in options and futures transactions).

               (9) Buy or sell real estate, real estate investment trusts, real estate limited partnerships, or oil and gas interests or leases.

          In accordance with the following non-fundamental policies, which may be changed without shareholder approval, each Fund may not:

               (A) Invest more than 5% of its total assets in securities of companies which, including any predecessors, have a record of less than three years of continuous operations.

               (B) Purchase warrants, except that the Fund may purchase warrants which, when valued at lower of cost or market, do not exceed 5% of the value of the Fund's net assets; included within the 5%, but not to exceed 2% of the Fund's net assets, may be warrants which are not listed on the New York Stock Exchange or the NASDAQ Stock Market.

               (C) Purchase illiquid securities or securities with restrictions on resale if, after giving effect to the purchase, such securities would comprise more than 15% of the Fund's net assets.

               (D) Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the total assets of the Fund to be invested in investment company securities, provided that: (i) no investment will be made in the securities of any single investment company if, immediately after such investment, more than 3% of the outstanding voting securities of such investment company would be owned by the Fund or more than 5% of the value of the total assets of the Fund would be invested in such investment company; and (ii) no such restrictions shall apply to a purchase of investment company securities as a part of a merger, consolidation, reorganization or acquisition of assets.


                             MANAGEMENT OF NORTH TRACK


     DIRECTORS AND OFFICERS


          Under applicable law, the Board of Directors is responsible for management of North Track, and provides broad supervision over its affairs. The Advisor is responsible for the Funds' investment management, and North Track's officers are responsible for the Funds' operations.



          The directors and officers of North Track and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each director and officer of North Track is 215 North Main Street, West Bend, Wisconsin, 53095. Asterisks indicate those Directors of North Track who are "interested persons" (as defined in the 1940 Act) of the Advisor or of any affiliate of the Advisor.



                                                           PRINCIPAL
                               POSITION WITH           OCCUPATION DURING
     NAME, AGE AND ADDRESS      NORTH TRACK             PAST FIVE YEARS
     ---------------------      -----------             ---------------


     Peter D. Ziegler * 50   Chairman of the     Director,     The     Ziegler
                             Board               Companies, Inc.  since  1986;
                                                 from   1996   through   2000,
                                                 President   and  CEO  of  The
                                                 Ziegler    Companies,    Inc;
                                                 Director,  West  Bend  Mutual
                                                 Insurance Company, West Bend,
                                                 Wisconsin;          Director,
                                                 Trustmark  Insurance Company,
                                                 Lake Forest, Illinois.

     Robert J. Tuszynski,*   President           Managing  Director,   Ziegler
     41                                          Investment    Group,     B.C.
                                                 Ziegler  and  Company,  since
                                                 1999;  prior  thereto  Senior
                                                 Vice President,  B.C. Ziegler
                                                 and  Company,  from  1996  to
                                                 1999;  prior   thereto,  Vice
                                                 President, Director of Mutual
                                                 Funds,   B.C.   Ziegler   and
                                                 Company from  1987  to  1996;
                                                 Trustee,  Chairman   of   the
                                                 Board and President, Prospect
                                                 Hill  Trust  and   The  Prime
                                                 Portfolios        (registered
                                                 investment  companies)   from
                                                 1994 to 1996.

     Richard H. Aster,       Director            Since   June   1996,   Senior
     M.D., 70                                    Investigator and Professor of
     8727 W. Watertown                           Medicine, Medical  College of
     Plank Rd.                                   Wisconsin;   prior   thereto,
     Milwaukee, WI 53226                         President  and   Director  of
                                                 Research, The Blood Center of
                                                 Southeastern Wisconsin, Inc.

     Augustine J. English,   Director            Retired;           President,
     71                                          Tupperware North America from
     1724 Lake Roberts                           1990 to 1994 (manufacturing);
     Court                                       prior to 1990, President, The
     Windermere, FL 34786                        West       Bend       Company
                                                 (manufacturing),  a  division
                                                 of   Dart    Industries,    a
                                                 subsidiary     of     Premark
                                                 International, Inc., of which
                                                 Mr. English was a  Group Vice
                                                 President.

     Ralph J. Eckert, 72     Director            Formerly  Chairman   Emeritus
     2059 Keystone Ranch                         and  Director,      Trustmark
     Road                                        Insurance Cos.  (Mutual  Life
     Dillon, CO 80435                            Insurance Company) from April
                                                 1997 to  1999;  from 1991  to
                                                 1997,   Chairman,   Trustmark
                                                 Insurance Cos; prior to 1991,
                                                 Chairman, President and Chief
                                                 Executive Officer,  Trustmark
                                                 Insurance Cos;    Trustee  of
                                                 the Board of Pensions  of the
                                                 Evangelical  Lutheran  Church
                                                 in America from 1991 to 1997,
                                                 and  Chairman  of  the  Board
                                                 from 1993 to 1997; Trustee of
                                                 the Board of Pensions for the
                                                 Lutheran  Church  in  America
                                                 from  1987   to   1989;   and
                                                 Trustee    of    The    Prime
                                                 Portfolios        (registered
                                                 investment company) from 1993
                                                 to 1996.

     James L. Brendemuehl,   Senior Vice         Vice   President   -   Mutual
     55                      President - Sales   Funds,   B.C.   Ziegler   and
                                                 Company since 1995.

     John H. Lauderdale, 35  Senior Vice         Wholesaler, B.C.  Ziegler and
                             President -         Company  since   1991;  prior
                             Marketing           thereto,  Marketing   Account
                                                 Executive,     The     Patten
                                                 Company.


     Franklin P. Ciano, 49   Chief Financial     Manager     of    North Track
                             Officer and         Operations, B.C. Ziegler  and
                             Treasurer           Company   since  1996;  prior
                                                 thereto, Vice President,
                                                 Fixed Income Department,
                                                 Firstar Bank.



     Kathleen Cain, 43       Secretary           Administrative  assistant  to
                                                 President   of  North  Track,
                                                 B.C.   Ziegler  and  Company,
                                                 since   1999; prior  thereto,
                                                 Assistant Secretary/Treasurer
                                                 for Regal Ware, Inc. (kitchen
                                                 items manufacturer).



          North Track pays the compensation of the three Directors who are not officers, directors or employees of Ziegler. North Track pays each of these Directors an annual fee of $12,000 and an additional $450 for each
     Board or committee meeting he attends.   North Track may also retain
     consultants, who will be paid a fee, to provide the Board with advice and research on investment matters. Each Fund, together with North Track's other series, pays a proportionate amount of these expenses based on its total assets.



          The table below shows fees paid to Directors of North Track for the fiscal year ended October 31, 2000. Each series of North Track pays a proportionate share of these expenses based on the ratio such series' total assets bear to the aggregate of the total assets of all eleven series of North Track. North Track made no payments to its officers or directors who are affiliated with the Advisor.




                                         PENSION OR RETIREMENT                        TOTAL COMPENSATION
  NAME OF PERSON AND      AGGREGATE         BENEFITS ACCRUED                              FROM NORTH
     POSITION WITH       COMPENSATION          AS PART OF          ESTIMATED ANNUAL       TRACK AND
         NORTH            FROM NORTH         NORTH TRACK'S          BENEFITS UPON        FUND COMPLEX
         TRACK              TRACK               EXPENSES              RETIREMENT      PAID TO DIRECTORS
         -----              -----               --------              ---------       -----------------


Richard H. Aster,          $13,800                -0-                    -0-              $13,800
 Director

Augustine J. English,      $13,800                -0-                    -0-              $13,800
 Director

Ralph J. Eckert            $13,800                -0-                    -0-              $13,800
 Director

     ELIMINATION OF SALES LOADS FOR AFFILIATES


          Class A shares of each Fund may be purchased at net asset value (that is, without a front-end sales charge) by directors and officers of North Track (including shares purchased by any such person's spouse, children or grandchildren under age 21, and by employees of B.C. Ziegler and Company and the trustee or custodian under any pension or profit-sharing plan established for the benefit of any such employees. Non-employee directors of The Ziegler Companies, Inc. also may purchase Class A shares of each Fund without a sales charge. Also, employees of Dow Jones may purchase Class A shares of each Fund at net asset value. The term "employees" includes an employee's spouse (including the surviving spouse of a deceased employee), parents (including step-parents and in-
     laws), children, grandchildren under age 21, siblings, and retired employees. North Track permits such persons to purchase Class A shares of each Fund without a sales charge because of the minimum sales effort to accommodate these persons. The elimination of the sales load for these affiliates also encourages them to invest in North Track and rewards them for their services to North Track.


     THE INVESTMENT ADVISOR


          Pursuant to the terms of an Investment Advisory Agreement, Ziegler provides each Fund with overall investment advisory and administrative services. Subject to such policies as the North Track Board of Directors may determine, Ziegler makes investment decisions on behalf of the Fund, makes available research and statistical data in connection therewith, and supervises the acquisition and disposition of investments by the Fund.


          The advisory agreement pursuant to which the Advisor is retained by the Funds provides for compensation to the Advisor (computed daily and paid monthly) at annual rates based on the relevant Fund's average daily net assets as follows:


          FUND                                      ADVISORY FEE PAID TO ZIEGLER
          ----                                      ----------------------------

          DOW JONES U.S. HEALTH CARE 100 PLUS

          First $100 million in assets                       0.550 of 1%

          Next $400 million in assets                        0.500 of 1%

          Assets over $500 million                           0.450 of 1%

          DOW JONES U.S. FINANCIAL 100 PLUS

          First $100 million in assets                       0.555 of 1%

          Next $400 million in assets                        0.500 of 1%

          Assets over $500 million                           0.450 of 1%


     ACCOUNTING/PRICING SERVICES


          In addition to serving as investment advisor, Ziegler provides certain accounting and pricing services to North Track, including calculating daily net asset value per share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based upon portfolio manager communications; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, North Track. Ziegler has agreed to provide these services pursuant to the terms of an Accounting/Pricing Agreement at rates found by the Board of Directors to be fair and reasonable in light of the usual and customary charges made by unaffiliated vendors for similar services. The current rate of payment for these services per Fund per year is .03 of 1% of the Fund's total assets of $30 million but less than $100 million, .02 of 1% of the Fund's total assets of $100 million but less than $250 million and .01 of 1% of the Fund's total assets of $250 million or more, with a minimum fee of $19,000 per fund per year, plus expenses.



          The Accounting/Pricing Agreement will continue in effect from year to year, as long as it is approved at least annually by North Track's Board of Directors or by a vote of the outstanding voting securities of North Track and in either case by a majority of the Directors who are not parties to the Accounting/Pricing Agreement or interested persons of any such party. The Accounting/Pricing Agreement terminates automatically if assigned and
     may be terminated without penalty by either party on 60 days notice.   The
     Accounting/Pricing Agreement provides that neither Ziegler nor their personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the Accounting/Pricing Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the Accounting/Pricing Agreement, and in no case shall their liability exceed one year's fee income received by them under such Agreement.


     ADMINISTRATIVE SERVICES

          Ziegler also provides certain administrative services to the Funds, including the following:


               o Maintain and retain all of North Track's charter documents and the filing of all documents required to maintain North Track's status as a Maryland corporation and as a registered open-end investment company;



               o Arrange and prepare and disseminate all materials for meetings of North Track's Board of Directors and committees thereof and review and retain all minutes and other records thereof;



               o Prepare and, subject to approval of North Track's Chief Accounting Officer, disseminate North Track's and each Fund's quarterly financial information to North Track's Board of Directors and prepare such other reports relating to the business and affairs of North Track and each Fund as the officers and North Track's Board of Directors may from time to time reasonably request;



               o Administer North Track's Code of Ethics and periodic reporting to North Track's Board of Directors concerning compliance therewith by persons who are "Access Persons" (as that term is defined in said Code of Ethics);



               o    Provide  internal   legal,  compliance,   audit,  and   risk
                    management services and periodic reports to North Track's Board of Directors with respect to such services;



               o Prepare or manage the preparation of responses to all inquiries by regulatory agencies, the press, and the general public concerning the business and affairs of North Track, including the oversight of all periodic inspections of the operations of North Track and its agents by regulatory authorities and responses to subpoenas and tax levies;



               o Handle and resolve any complaints registered with North Track by shareholders, regulatory authorities and the general public;



               o    Monitor and  arrange  for  the  monitoring  of  legal,  tax,
                    regulatory,  and  industry   developments  related  to   the
                    business affairs of North Track and communicate such developments to North Track's officers and Board of Directors as they may reasonably request or as the Administrator believes appropriate;



               o Administer operating policies of North Track and recommend to North Track's officers and Board of Directors modifications to such policies to facilitate the protection of the shareholders or market competitiveness of North Track and each Portfolio and to the extent necessary to comply with new legal or regulatory requirements;


               o Respond to surveys conducted by third parties and report each Fund's performance and other portfolio information;

               o File claims, monitor class actions involving portfolio securities, and handling administrative matters in connection with the litigation or settlement of such claims with respect to each Fund;

               o    Develop, install  and/or  maintain telephone  and  automated
                    systems  for   receiving,   recording,   tabulating   and/or
                    responding to shareholder inquiries or communications;

               o Facilitate and assist communication with beneficial owners of Fund shares by brokers and other service providers who own shares in street name; and


               o Maintain and pay membership fees associated with North Track's membership in the Investment Company Institute for so long as the Board of Directors deems it advisable and appropriate to maintain such membership.



          Each Fund pays  Ziegler compensation for  providing these services  at
     the rate  of 0.1  of  1% of  the  Fund's average  daily  net assets.    The
     Administration Agreement will continue in effect with respect to each of the Funds from year to year provided North Track's Board of Directors, including at least a majority of the Directors who are not "interested persons" (as that term is defined in the 1940 Act) of North Track, approve such continuance with respect to the relevant Fund. Either party may terminate the Administration Agreement with respect to any or all of the Funds at any time on not less than sixty (60) days prior written notice. The Administration Agreement provides that the Administrator shall not be liable to North Track or any Fund for any action taken or thing done by it in good faith and without negligence or misconduct on its part or on the part of any of its subcontractors or agents. North Track must indemnify and hold the Administrator harmless from any and all claims, actions, suits, losses, costs, damages and expenses (including reasonable expenses for counsel) that it incurs in connection with any action or omission by it or its employees, agents or subcontractors in the performance of their duties under the Administration Agreement, unless such act or omission constitutes negligence, misconduct, willful misfeasance, bad faith or reckless disregard.


     OTHER SERVICES PROVIDED BY ZIEGLER

          Ziegler also serves as the principal Distributor of shares of each Fund and receives commissions on sales of such shares. See "Purchase of Shares." In addition Ziegler receives reimbursement from each Fund for certain expenses Ziegler incurs in connection with distributing the Fund's shares pursuant to the Distribution Plan adopted by each Portfolio under Rule 12b-1 of the 1940 Act. See "Distribution Expenses."

     CUSTODIAN SERVICES


          Union  Bank  of  California  serves as  the custodian of North Track's
     assets, pursuant  to a Custodian  Servicing Agreement.   The Custodian is
     responsible  for holding and  safekeeping of each  Portfolio's assets.


     TRANSFER AGENT SERVICES

          PFPC Global Fund Services provides transfer agent and dividend disbursing services to each Fund.

     CODES OF ETHICS


          Rule 17j-1 under Section 17(j) of the 1940 Act makes it illegal for any person associated with North Track or the Advisor, who has knowledge of portfolio securities trades that a Fund makes or intends to make, to use that information in a manner that benefits that person and/or harms the
     relevant  Fund.   To  protect against  such  conduct,  North Track and the
     Advisor have adopted codes of ethics in accordance with requirements established under Rule 17j-1. The codes of ethics do not prohibit persons who have knowledge of North Track's portfolio securities trades from investing in the same securities; however, the codes of ethics establish time frames, prior approval procedures and reporting requirements designed to assure that persons who have knowledge of a Fund's securities trades cannot use that information in a manner which is detrimental to the Fund and/or which benefits the person.


                                 PURCHASE OF SHARES


          As the principal Distributor for each Fund, Ziegler allows Selected Dealer discounts (which are alike for all Selected Dealers) from the applicable public offering price. Neither Ziegler nor Selected Dealers are permitted to withhold placing orders to benefit themselves by a price change. The Distribution Agreement between North Track and Ziegler continues from year to year if it is approved annually by North Track's Board of Directors, including a majority of those Directors who are not interested persons, or by a vote of the holders of a majority of the outstanding shares. The Distribution Agreement may be terminated at any time by either party on 60 days notice and will automatically terminate if assigned.


     CLASS A SHARES

          The public offering price of each Fund's Class A shares is the net asset value plus a maximum front-end sales charge equal to a percentage of the offering price. For each Fund, the maximum front-end sales charge is 5.25% of the offering price.

          Class A shares of each Fund may be purchased by certain classes of persons without a sales charge, or a reduced sales charge, as described in the Prospectus. The Board of Directors believes this is appropriate because of the minimal sales effort needed to accommodate these classes of persons.


          Because sales to members of qualified groups result in economies of sales efforts and sales related expenses, the Distributor is able to offer a reduced sales charge to such persons. A "qualified group" is one which:
     (1) has been in existence for more than six months; (2) has a purpose other than acquiring shares of one or more of the Funds at a discount; (3) has more than 10 members; (4) is available to arrange for group meetings between representatives of the Distributor or Selected Dealers distributing shares of the relevant Funds; and (5) agrees to include sales and other materials related to North Track in its mailings to members at reduced or no cost to the Distributor or Selected Dealers. See "Purchasing Shares - Reduced Front-End Sales Charge" in the Prospectus.


     CLASS B SHARES

          You may purchase Class B shares of each Fund. The public offering price of Class B shares is net asset value with no front-end sales charge. However, you pay a contingent deferred sales charge (expressed as a percent of the lesser of the current net asset value or original cost) if the Class B shares are redeemed within six years after purchase. See "How to Purchase Shares" in the Prospectus.

     CLASS C SHARES

          You may purchase Class C shares of each Fund. The public offering price for Class C shares is the net asset value plus a front-end sales charge equal to 1.00% of the offering price. In addition, if you redeem Class C shares which you have held for less than 18 months, you must pay a contingent deferred sales charge in an amount equal to 1.00% of the lesser of the current net asset value at the time of redemption or the original cost for your shares. See "How to Purchase Shares" in the Prospectus.

     DEALER REALLOWANCES

          The Distributor pays a reallowance to Selected Dealers out of the front-end sales load it receives on sales of Class A shares of each Fund, which reallowance is equal to the following percentage of the offering price of such shares:

               SIZE OF INVESTMENT                  DEALER REALLOWANCE
               ------------------                  ------------------

               Less than $25,000                         4.50%

               $25,000 but less than $100,000            4.25%

               $100,000 but less than $250,000           3.25%

               $250,000 but less than $500,000           2.50%

               $500,000 but less than $1,000,000         1.80%

               $1,000,000 or more                        0.50%

          In addition, the Distributor may pay an additional commission to participating dealers and participating financial institutions acting as agents for their customers in an amount up to the difference between the sales charge and the selected dealer reallowance in respect of the shares sold. The Distributor may offer additional compensation in the form of trips, merchandise or entertainment as sales incentives to Selected Dealers. The Distributor's sales representatives may not qualify to participate in some of these incentive compensation programs, and the Distributor may offer similar incentive compensation programs in which only its own sales representatives qualify to participate. In addition to the Selected Dealer Reallowances reflected in the table, the Distributor may from time to time pay an additional concession to a Selected Dealer which employs a registered representative who sells, during a specific period, a minimum dollar amount of shares, or may pay an additional concession to Selected Dealers on such terms and conditions as the Distributor determines. In no event will such additional concession paid by the Distributor to the Selected Dealer exceed the difference between the sales charge and the Selected Dealer Reallowance in respect of shares sold by the qualifying registered representatives of the Selected Dealer. Selected Dealers who receive a concession may be deemed to be "underwriters" in connection with sales by them of such shares and in that capacity they may be subject to the applicable provisions of the Securities Act of 1933.

          The Distributor may make the following payments, out of its own funds, to Selected Dealers when Class A shares are purchased without a front-end sales charge as follows:

               o Up to 0.75% of the amount invested through the Selected Dealer when at least $1 million of shares are purchased.


               o Up to 0.75% of the amount invested through the Selected Dealer by a pension, profit sharing or other employee benefit plan qualified under Section 401 of the Internal Revenue that also purchased shares of a North Track mutual fund prior to July 1, 1998.


          The Distributor will pay a commission to Selected Dealers who sell Class B shares of a Fund in an amount equal to 4.00% of the net asset value of the shares sold.

          The Distributor will pay a commission to Selected Dealers who sell Class C shares of a Fund in an amount equal to 1.50% of the net asset value of the shares sold.

                                DISTRIBUTION EXPENSES


          North Track's Distribution Plan (the "Plan") is its written plan contemplated by Rule 12b-1 (the "Rule") under the 1940 Act.



          The Plan authorizes the Distributor to make certain payments to any qualified recipient, as defined in the Plan, that has rendered assistance in the distribution of North Track's shares (such as sale or placement of North Track's shares, or administrative assistance, such as maintenance of sub-accounting or other records). Qualified recipients include banks and other financial institutions. The Plan also authorizes the Distributor to purchase advertising for shares of a Fund, to pay for sales literature and other promotional material, and to make payments to its sales personnel. The Plan also entitles the Distributor to receive a fee of .25 of 1% on an annual basis of the average daily net assets of Fund shares that are owned of record by the Distributor as nominee for the Distributor's customers or which are owned by those customers of the Distributor whose records, as maintained by North Track or its agent, designate the Distributor as the customer's dealer of record. Any such payments to qualified recipients or expenses will be reimbursed or paid by North Track, up to maximum annual amounts established under the terms of the Plan.


     CLASS A SHARES

          The maximum amount of fees payable under the Plan during any calendar year with respect to Class A Shares of a Fund may not exceed an amount equal to 0.25 of 1% of the average daily net assets of the Fund over the relevant year.

     CLASS B AND CLASS C SHARES

          The maximum amount of fees payable under the Plan during any calendar year by a Fund with respect to its outstanding Class B and Class C shares may not exceed an amount equal to 1.00% of the average daily net assets of the Fund over the relevant year which are attributable to such shares. A part of the distribution fee equal to 0.75 of 1% of the average daily net assets of the Fund will be paid to compensate the Distributor for assuming the costs of brokers' commissions in connection with the sale of the Class B and Class C shares.

          The Distributor bears its expenses of distribution above the foregoing amounts. No reimbursement or payment may be made for expenses of past fiscal years or in contemplation of expenses for future fiscal years under the Plan.


          The Plan states that if and to the extent that any of the payments by North Track listed below are considered to be "primarily intended to result in the sale of shares" issued by the Fund within the meaning of the Rule, such payments by North Track are authorized without limit under the Plan and shall not be included in the limitations contained in the Plan:
     (1) the costs of the preparation, printing and mailing of all required reports and notices to shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of North Track or other funds or other investments; (2) the costs of preparing, printing and mailing of all prospectuses to shareholders; (3) the costs of preparing, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of North Track's shares; (4) all legal and accounting fees relating to the
     preparation  of  any  such   reports, prospectuses, proxies  and  proxy
     statements; (5) all fees and expenses relating to the qualification of North Track and or their shares under the securities or "Blue Sky" laws of any jurisdiction; (6) all fees under the 1940 Act and the Securities Act of 1933, including fees in connection with any application for exemption relating to or directed toward the sale of North Track's shares; (7) all
     fees  and assessments  of  the  Investment    Company  Institute  or  any
     successor organization or industry association irrespective of whether some of its activities are designed to provide sales assistance; (8) all costs of preparing and mailing confirmations of shares sold or redeemed or share certificates and reports of share balances; and (9) all costs of responding to telephone or mail inquiries of shareholders.



          The Plan also states that it is recognized that the costs of distribution of North Track's shares are expected to exceed the sum of permitted payments, permitted expenses, and the portion of the sales charge retained by the Distributor, and that the profits, if any, of the Advisor are dependent primarily on the advisory fees paid by North Track to Ziegler. If and to the extent that any investment advisory fees paid by North Track might, in view of any excess distribution costs, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by North Track, the payment of such fees is nonetheless authorized under the Plan. The Plan states that in taking any action contemplated by Section 15 of the 1940 Act as to any investment advisory contract to which North Track is a party, the Board of Directors including its Directors who are not "interested persons" as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("Qualified Directors"), shall, in acting on the terms of any such contract, apply the "fiduciary duty" standard contained in Sections 36(a) and (b) of the 1940 Act.



          Under the Plan, North Track is obligated to pay distribution fees only to the extent of expenses actually incurred by the Distributor for the
     current year, and  thus there will   be no  carry-over expenses from the
     previous years. The Plan permits the Distributor to pay a portion of the distribution fee to authorized broker dealers, which may include banks or other financial institutions, and to make payments to such persons based on either or both of the following: (1) as reimbursement for direct expenses incurred in the course of distributing North Track's shares or providing administrative assistance to North Track or its shareholders, including, but not limited to, advertising, printing and mailing promotional material, telephone calls and lines, computer terminals and personnel (including commissions and other compensation paid to such personnel); and/or (2) at a specified percentage of the average value of certain qualifying accounts of customers of such persons.


          The Plan requires that while it is in effect the Distributor shall report in writing at least quarterly to the Directors, and the Directors shall review, the following: (1) the amounts of all payments, the identity of recipients of each such payment, the basis on which each such recipient was chosen and the basis on which the amount of the payment was made; (2) the amounts of expenses and the purpose of each such expense; and (3) all costs of the other payments specified in the Plan (making estimates of such costs where necessary or desirable) in each case during the preceding calendar or fiscal quarter.


          The Plan will continue in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Directors and its Qualified Directors cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated any time without penalty by a vote of a majority of the Qualified Directors or by the vote of the holders of a majority of the outstanding voting securities of North Track (or with respect to any Fund, by the vote of a majority of the outstanding shares of such Fund). The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval. While the Plan is in effect, the selection and nomination of those Directors who are not interested persons of North Track is committed to the discretion of such disinterested Directors. Nothing in the Plan will prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Directors.


                     DETERMINATION OF NET ASSET VALUE PER SHARE

          Shares are sold at their net asset value per share plus the applicable sales charge, if any. See "Purchase of Shares." Net asset value per share of each Fund is determined by subtracting the Fund's liabilities (including accrued expenses and dividends payable) from the Fund's total assets (the value of the securities the fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding.

          Each Fund will calculate its net asset value per share as of the close of trading on the New York Stock Exchange (the "Exchange") at least once every weekday, Monday through Friday, except on customary national business holidays which result in the closing of the Exchange (including New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day).

          Securities for which market quotations are readily available will be valued at their last sale price prior to the close of the Exchange, unless there have been no trades on that day and the last sale price is below the bid price or above the ask price. If the last prior sale price is below the bid, instruments will be valued at the bid price at the close of the
     Exchange; if the last prior sale price is above the ask price, the instrument will be valued at the ask price at the close of the Exchange. Securities and other assets for which quotations are not readily available will be valued at their fair value on a consistent basis using valuation methods determined by the Board of Directors. Each Fund intends to determine fair value for such securities based in part upon the information supplied by pricing services approved by the Board of Directors. Valuations of portfolio securities furnished by the pricing service will be based upon a computerized matrix system and/or appraisals by the pricing service in each case in reliance upon information concerning market transactions and quotations from recognized securities dealers.

                               PERFORMANCE INFORMATION

          From time to time the Funds may advertise their "yield" and "total return." Yield is based on historical earnings and total return is based
               -----------------------------------------------------------------
     on  historical  distributions;  neither  is  intended  to  indicate  future
     ---------------------------------------------------------------------------
     performance.  The "yield" of  a Fund refers to  the income generated by  an
     -----------
     investment in that Fund over a one-month period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during the month is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. "Total return" of the Fund refers to the average annual total return for one, five and ten year periods (or so much thereof as a Fund has been in existence). Total return is the change in redemption value of shares purchased with an initial $1,000 investment, assuming the reinvestment of dividends and capital gain distributions, after giving effect to the maximum applicable sales charge. Performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the time period, and should not be considered as a representation of what may be achieved in the future. Investors should consider these factors and possible differences in the methods used in calculating performance information when comparing a Fund's performance to performance figures published for other investment vehicles.

          Average annual total return is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or so much thereof as the Fund has been in existence) ended on the date of the balance sheet of the respective Fund (each of which balance sheets are incorporated by reference into this Statement of Additional Information - See "Financial Statements") that would equate the initial amount invested to the ending redeemable value, according to the following formula:

             P (1+t)n = ERV

     Where:

          P    =    a hypothetical initial payment of $1,000
          T    =    average annual total return
          n    =    number of years
          ERV  =    ending redeemable  value of  a hypothetical  $1,000  payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

     In some circumstances the Fund may advertise its total return for a 1, 2 or 3-year period, or the total return since the Fund commenced operations. In such circumstances the Fund will adjust the values used in computing return to correspond to the time period for which the information is provided.

     Performance information for the Funds may be compared to various unmanaged indices, as well as indices of similar mutual funds. A Fund's advertising may also quote rankings published by other recognized statistical services or publishers such as Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar") or Weisenberger Investment Companies Service.

     An illustration may be used comparing the growth in value of an initial investment in a Fund compared to a fixed rate of return compounded on a monthly basis. This illustration will reflect the effect of the Fund's sales charge and fluctuations in net asset value, and will assume all income and capital gain distributions are reinvested. The fixed rate of return will be clearly stated and presented as a monthly compounded figure, and therefore will not reflect any market fluctuation.

     In advertising and sales literature, the performance of a Fund may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or accounts differs from that of the Fund. Comparison of the Fund to an alternative investment will consider differences in features and expected performance.


     All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which North Track generally believes to be accurate. A Fund may also note its mention (including performance or other comparative rankings) in newspapers, magazines, or other media from time to time. However, North Track assumes no responsibility for the accuracy of such data. Newspapers and magazines which might mention a Fund or North Track include, but are not limited to, the following:


     The Business Journal            Milwaukee Journal Sentinel
     Business Week                   Money
     Changing Times                  Mutual Fund Letter
     Chicago Tribune                 Mutual Fund Values (Morningstar)
     Chicago Sun-Times               Newsweek
     Crain's Chicago                 The New York Times
     Business                        Pension and Investments
     Consumer Reports                Personal Investor
     Consumer Digest                 Stanger Reports
     Financial World                 Time
     Forbes                          USA Today
     Fortune                         U.S. News and World Reports
     Investor's Daily                The Wall Street Journal
     Los Angeles Times


     When a newspaper, magazine or other publication mentions North Track or a Fund, such mention may include: (i) listings of some or all of the Fund's holdings; (ii) descriptions of characteristics of some or all of the securities held by the Fund, including price-earnings ratios, earnings, growth rates and other statistical information, and comparisons of that information or similar statistics for the securities comprising any of the indexes or averages listed above; and (iii) descriptions of North Track or a portfolio manager's economic and market outlook, in general and for a Fund.


     A Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation.

     The performance of a Fund may be compared to any or all of the following indexes or averages:

     Dow Jones U.S. Total Stock Market Index
     Dow-Jones Industrial Average
     Russell 2000 Small Stock Index
     Russell Mid-Cap Stock Index
     Russell 2500 Index
     Standard & Poor's 500 Stock Index
     Standard & Poor's 400 Industrials
     Standard & Poor's Mid-Cap 400 Index
     Wilshire 5000
     Wilshire 4500
     Wilshire 4000
     (These indexes are widely recognized
     indicators of general U.S. stock market results.)

     New York Stock Exchange Composite Index
     American Stock Exchange Composite Index
     NASDAQ Composite
     NASDAQ Industrials
     (These indexes generally reflect the performance of stock traded in the indicated markets.)

     The performance of a Fund may also be compared to the following mutual fund industry indexes or averages: Value Line Index; Lipper Capital Appreciation Fund Average; Lipper Growth Funds Average; Lipper Mid-Cap Growth Funds Average; Lipper General Equity Funds Average; Lipper Equity Funds Average; Morningstar Growth Average; Morningstar Aggressive Growth Average; Morningstar U.S. Diversified Average; Morningstar Equity Fund Average; Morningstar Hybrid Average; Morningstar All Equity Funds Average; and Morningstar General Equity Average.

     Lipper Small Growth Fund Index reflects the net asset value weighted total return of the largest thirty growth funds as calculated and published by Lipper. Lipper is an independent service that monitors the performance of more than 1,000 funds.

     The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated and published by Lipper and by Morningstar, respectively. The Fund may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service. Moreover, a Fund may compare its performance or ranking against all funds tracked by Lipper or another independent service, and may cite its rating, recognition or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a Fund's risk score (which is a function of the Fund's monthly returns less the 3-month Treasury bill return) from the Fund's load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star and the bottom 10% one star. A high rating reflects either above-average returns or below-average risks, or both.


     To illustrate the historical returns on various types of financial assets, a Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types: common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills and Consumer Price Index. A Fund may also use historical data compiled by Prudential Securities, Inc., or by other similar sources believed by North Track to be accurate, illustrating the past performance of small-capitalization stocks, large-capitalization stocks, common stocks, equity securities, growth stocks (small-capitalization, large-capitalization, or both) and value stock (small-capitalization, large-capitalization, or both).


                                   TAX STATUS


     Each series of a series company, such as North Track, is treated as a single entity for Federal income tax purposes so that the net realized capital gains and losses of the various portfolios in one fund are not combined.


     Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). In order to qualify as a regulated investment company, a Fund must satisfy a number of requirements. Among such requirements is the requirement that at least 90% of the Fund's gross income is derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. In addition, each Fund must distribute at least 90% of its taxable income (including short-term realized gains on the sale of securities in addition to interest, dividend and other income) and, is subject to a 4% federal excise tax if it fails to distribute at least 98% of its ordinary income and 98% of its net capital gains earned or realized during a calendar year. Each Fund plans to distribute its income and capital gains so as to avoid the excise tax. Each Fund is subject to the further limitation that, with respect to 50% of its assets, no more than 5% of its assets may be invested in the securities of any one issuer and the Fund may not hold more than 10% of the outstanding voting securities of such issuer. Finally, a Fund may not invest more than 25% of its assets in securities (other than Government securities or securities of other regulated investment companies) of any one issuer or two or more affiliated issuers in the same or similar businesses or in related businesses.

     A portion of each Fund's net investment income may qualify for the 70% dividends received deduction for corporations. The aggregate amount eligible for the dividends received deduction may not exceed the aggregate qualifying dividends received by the Fund for the year.

     Dividends and other distributions paid to individuals and other non-exempt payees are subject to a 31% backup Federal withholding tax if the Transfer Agent is not provided with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to such backup withholding or if one of the Funds is notified that the shareholder has under reported income in the past. In addition, such backup withholding tax will apply to the proceeds of redemption or repurchase of shares from a shareholder account for which the correct taxpayer identification number has not been furnished. For most individual taxpayers, the taxpayer identification number is the social security number. An investor may furnish the Transfer Agent with such number and the required certifications by completing and sending the Transfer Agent either the Account Application form attached to the Prospectus or IRS Form W-9.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE


     Purchase and sale orders for portfolio securities may be effected through brokers, although it is expected that transactions in debt securities will generally be conducted with dealers acting as principals. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. Purchases and sales of securities traded over-the-counter may be effected through brokers or dealers. Brokerage commissions on securities and options are subject to negotiation between North Track and the broker.



     Allocation of transactions, including their frequency, to various dealers is determined by the Advisor in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt and efficient execution of orders in an effective manner at the most favorable price. North Track may also consider sales of shares of its various series as a factor in the selection of broker-dealers, subject to the policy of obtaining best price and execution. In addition, if Ziegler or another affiliate of an Advisor is utilized as a broker by North Track, and other clients of such Advisor are considering the same types of transactions simultaneously, the Advisor will allocate the transactions and securities in which they are made in a manner deemed by it to be equitable, taking into account size, timing and amounts. This may affect the price and availability of securities to a Fund.


     Except for commissions paid to Ziegler and its affiliates, none of the Funds paid a brokerage commission to any affiliate of the Advisor during the periods presented.

                                  LEGAL COUNSEL


     Quarles & Brady LLP, as counsel to North Track, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of common stock being sold pursuant to the Prospectus.


                              FINANCIAL STATEMENTS

     Because the Funds are first offering their shares and commencing operations on the date of this Prospectus, no financial statements are presented in this Statement of Additional Information.

                           RATINGS OF COMMERCIAL PAPER

Standard & Poor's Ratings Services
----------------------------------

     S&P ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The ratings are based on current information furnished to S&P by the issuer and obtained by S&P from other sources it considers reliable. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety, as follows:

          A-1. This designation indicates the degree of safety regarding timely payment is overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics are denoted with a "plus" (+) designation.

          A-2. Capacity for  timely payment on  issues with this  designation is
               strong.    However, the  relative  degree  of  safety is  not  as
               overwhelming as for issues designated A-1.

          A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B.   Issues rated "B" are regarded as having only an adequate capacity
               for timely  payment.   However, such capacity  may be  damaged by
               changing conditions or short-term adversities.

          C. Issues rated "C" are regarded as having a doubtful capacity for payment.

          D.   Issues rated "D" are in payment default.

Moody's Investors Service, Inc.
-------------------------------

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1. Issuers (or related supporting institutions) rated Prime-1 have a superior capacity for repayment or short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2. Issuers (or related supporting institutions) rated Prime-2 have a strong capacity for repayment of short- term promissory obligations. This will normally be evidenced by many of the characteristics cited above in the Prime-1 category but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3. Issuers (or related supporting institutions) rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     The ratings of S&P, Moody's and Fitch represent their opinions as to the quality of the instruments rated by them. It should be emphasized that such ratings, which are subject to revision or withdrawal, are general and are not absolute standards of quality.


NORTH TRACK FUNDS, INC.


     215 North Main Street
     West Bend, Wisconsin 53095


INVESTMENT ADVISOR AND ADMINISTRATOR

     B.C. Ziegler and Company
     215 North Main Street
     West Bend, Wisconsin  53095

DISTRIBUTOR AND ACCOUNTING/PRICING AGENT

     B.C. Ziegler and Company
     215 North Main Street
     West Bend, Wisconsin 53095

TRANSFER AGENT

     PFPC Global Fund Services
     P.O. Box 60504
     King of Prussia, Pennsylvania 19406

CUSTODIAN


     Union Bank of California
     475 Sansome Street
     San Francisco  CA   94111


LEGAL COUNSEL

     Quarles & Brady LLP
     411 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202

INDEPENDENT PUBLIC ACCOUNTANTS

     Arthur Andersen LLP
     100 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202

                              NORTH TRACK FUNDS, INC.

                                   APRIL __, 2001

                         STATEMENT OF ADDITIONAL INFORMATION

                              NORTH TRACK FUNDS, INC.

Part C.   Other Information

Item 23.  Exhibits
          --------

          See Exhibit Index following Signature Page, which Exhibit Index is incorporated herein by this reference.

Item 24.  Persons Controlled by or under Common Control with the Fund
          -----------------------------------------------------------

          Not applicable.

Item 25.  Indemnification
          ---------------


          Reference is made to Article IX of North Track's Bylaws filed as Exhibit No. (B) to its Registration Statement with respect to the indemnification of North Track's directors and officers, which is set forth below:


          Section 9.1.  Indemnification of Officers, Directors, Employees and
          ------------  -----------------------------------------------------
          Agents.  The Corporation shall indemnify each person who was or is a
          ------
          party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative ("Proceeding"), by reason of the fact that he is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such Proceeding to the fullest extent permitted by law; provided that:
               --------

               (a) whether or not there is an adjudication of liability in such Proceeding, the Corporation shall not indemnify any person for any liability arising by reason of such person's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or under any contract or agreement with the Corporation ("disabling conduct"); and

               (b)  the Corporation shall not indemnify any person unless:

                    (1) the court or other body before which the Proceeding was brought (i) dismisses the Proceeding for insufficiency of evidence of any disabling conduct, or (ii) reaches a final decision on the merits that such person was not liable by reason of disabling conduct; or

                    (2) absent such a decision, a reasonable determination is made, based upon a review of the facts, by (i) the vote of a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or (ii) if such quorum is not obtainable, or even if obtainable, if a majority of a quorum of Directors described in paragraph (b)(2)(i) above so directs, by independent legal counsel in a written opinion, that such person was not liable by reason of disabling conduct.

     Expenses (including attorneys' fees) incurred in defending a Proceeding will be paid by the Corporation in advance of the final disposition thereof upon an undertaking by such person to repay such expenses (unless it is ultimately determined that he is entitled to indemnification), if:

          (1)  such person shall provide adequate security for his undertaking;

          (2) the Corporation shall be insured against losses arising by reason of such advance; or

          (3) a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that such person will be found to be entitled to indemnification.

     Section 9.2 Insurance of Officers, Directors, Employees and Agents.  The
     ------------------------------------------------------------------
Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in or arising out of his position. However, in no event will the Corporation purchase insurance to indemnify any such person for any act for which the Corporation itself is not permitted to indemnify him.

Item 26.  Business and Other Connections of Investment Advisor
          ----------------------------------------------------

     (a)  B.C. Ziegler and Company


          B.C. Ziegler and Company is a wholly owned subsidiary of The Ziegler Companies, Inc. It serves as investment advisor to all of the currently designated series of North Track Funds, Inc.


          Set forth below is a list of the officers and directors of B.C. Ziegler and Company as of January 31, 2001 together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years:

                             B.C. ZIEGLER
NAME                      ANDPCOMPANY(1)<F12>      OTHER AFFILIATIONS(2)<F13>
----                     --------------------      --------------------------

Peter D. Ziegler       Chairman of the Board    Chairman of the Board and
                       and Director             Director, The Ziegler
                                                Companies, Inc.; Director, PMC
                                                International, Inc.; Director
                                                and Vice President, Ziegler
                                                Financing Group; Director,
                                                First Church Financing
                                                Corporation; Director and Vice
                                                President, Ziegler
                                                Collateralized Securities
                                                Group; Director of West Bend
                                                Mutual Insurance Company, 1900
                                                S. 18th Avenue, West Bend, WI
                                                53095 (insurance company);
                                                Director of Trustmark
                                                Insurance Cos. (mutual life
                                                insurance company)

John J. Mulherin       Director, President and
                       Chief Executive Officer

S. Charles O'Meara     Senior Vice President,
                       General Counsel,
                       Secretary and Director

Gary P. Engle          Senior Vice President

John C. Wagner         Senior Vice President -
                       Ziegler Investment Group
                       Retail Sales and Director

Donald A. Carlson, Jr. Senior Managing Director,
                       Healthcare and Senior
                       Living Investment Banking
                       Group


Robert J. Tuszynski    Managing Director -      President, Chief Executive
                       Ziegler Investment Group Officer and Director of
                                                North Track Funds, Inc.


R. R. Poggenburg       Senior Vice President -
                       Ziegler Investment Group

M. P. McDaniel         Managing Director - Sales
                       and Trading, Healthcare
                       and Senior Living
                       Investment Banking Group

T. R. Paprocki         Managing Director,
                       Ziegler Investment Group

D. J. Hermann          Managing Director,
                       Healthcare and Senior
                       Living Investment Group

J. C. Vredenbregt      Senior Vice President -
                       Chief Financial Officer,
                       Treasurer and Controller

W. G. Morse            Senior Vice President -
                       National Sales, Ziegler
                       Investment Group

R. C. Krieg            Senior Vice President,
                       Ziegler Investment Group

(1)<F12> B.C. Ziegler and Company contains operating divisions, including the Healthcare and Senior Living Investment Banking Group and The Ziegler Investment Group.

(2)<F13> Certain of the indicated persons are officers or directors, or both, of B.C. Ziegler and Company's parent, The Ziegler Companies, Inc., and of other subsidiaries of its parent. Other than these affiliations, and except as otherwise indicated on the table, the response is none.

     (b)  Geneva Capital Management Ltd.

          Geneva Capital Management Ltd. ("Geneva") serves as sub-advisor to the Managed Growth Portfolio. Geneva is a privately owned Wisconsin corporation. Set forth below is a list of the officers and directors of Geneva as of January 31, 2001, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years (the business address of all such persons is c/o Geneva Capital Management L.P., 250 East Wisconsin Avenue, Suite 1050, Milwaukee, Wisconsin 53202):

NAME                       POSITION WITH GENEVA   OTHER AFFILIATIONS
----                       --------------------   ------------------

William A. Priebe         President and Director  None

Amy S. Croen              Executive Vice          None
                          President and Director

John J. O'Hare II         Vice President          Senior Analyst, The Nicholas
                                                  Funds (registered investment
                                                  company), from 1992 to 1997

William F. Schneider, M.D.Director                Retired Surgeon


Item 27.  Principal Underwriters
          ----------------------

     (a)

                                  OTHER INVESTMENT COMPANIES FOR WHICH
                                    UNDERWRITER ACTS AS UNDERWRITER,
UNDERWRITER                          DEPOSITOR OR INVESTMENT ADVISOR
-----------                          -------------------------------


B.C. Ziegler and Company  An underwriter for all of the mutual fund series of
                          North Track; American Tax-Exempt Bond Trust, Series 1 (and subsequent series); Ziegler U.S. Government Securities Trust, Series 1 (and subsequent series); American Income Trust, Series 1 (and subsequent series); Ziegler Money Market Trust; The Insured American Tax-Exempt Bond Trust, Series 1 (and subsequent series); and principal underwriter for Portico Funds.



     (b) A list of the officers and directors of B.C. Ziegler and Company as of January 31, 2001, together with information as to their positions with B.C. Ziegler and Company and with North Track, is set forth under Item 26(a) above. The address of each officer and director of B.C. Ziegler and Company is 215 North Main Street, West Bend, Wisconsin 53095, Telephone (414) 334-5521.


     (c)  Not applicable.

Item 28.  Location of Accounts and Records
          --------------------------------

          (a)  B.C. Ziegler and Company
               215 North Main Street
               West Bend, Wisconsin 53095

               General ledger, including subsidiary ledgers; corporate records and contracts; Portfolio ledger; shareholder documents, including IRA documents; and transaction journals and confirmations for portfolio trades for all of the Funds other than the Managed Growth Fund.

          (b)  Geneva Capital Management, Ltd.
               250 East Wisconsin Avenue
               Suite 1050
               Milwaukee, Wisconsin  53202

               Transaction journals and confirmations for portfolio trades for the Managed Growth Fund.

Item 29.  Management Services
          -------------------

          Not applicable.

Item 30.  Undertakings
          ------------

          Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Bend and State of Wisconsin on this 26th day of March, 2001.



                              NORTH TRACK FUNDS, INC.


                              By:  /s/ Robert J. Tuszynski
                                   ---------------------------------------------
                                   Robert J. Tuszynski, President and Chief
                                   Executive Officer


     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registration Statement on Form N-1A has been signed below on this 26th day of March, 2001, by the following persons in the capacities indicated.



               SIGNATURE                                 TITLE
               ---------                                 -----


/s/Peter D. Ziegler
-------------------------------------    Director and Chairman of the Board
Peter D. Ziegler


/s/Franklin P. Ciano
-------------------------------------    Chief Financial Officer and Treasurer
Franklin P. Ciano                        (Chief Financial and Accounting
                                         Officer)


Richard H. Aster*<F14>
-------------------------------------    Director
Richard H. Aster


August J. English*<F14>                  Director
-------------------------------------
August J. English


Ralph J. Eckert*<F14>                    Director
-------------------------------------
Ralph J. Eckert


*<F14> By: /s/Robert J. Tuszynski
           ----------------------------
Robert J. Tuszynski, pursuant to a Power
of Attorney dated May 15, 1998, a copy
of which is filed herewith (see
following page)


                            NORTH TRACK FUNDS, INC.


                               POWER OF ATTORNEY


      KNOW ALL MEN BY THESE PRESENT, that each person whose signature appears below constitutes and appoints Robert J. Tuszynski, Franklin P. Ciano and S. Charles O'Meara, or any of them, with full power of substitution, as his true and lawful attorneys and agents, to execute in his name and on his behalf, in any and all capacities, North Track Funds, Inc.'s Registration Statement on
Form N-1A (Registration No. 33-12 under the Securities Act of 1933; File No. 811-4401 under the Investment Company Act of 1940) filed with the Securities and Exchange Commission under both the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, together with any and all other instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable North Track Funds, Inc. to comply with such Acts and the rules, regulations and requirements of the Securities and Exchange Commission and the securities or Blue Sky laws of any state or other jurisdiction, and the undersigned hereby ratifies and confirms as his own act and deed any and all actions that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any of such attorneys and agents have, and may exercise, all of the powers conferred herein.



      IN WITNESS WHEREOF, each of the undersigned directors of North Track Funds, Inc. has hereunto set his hand as of this 15th day of May, 1998.


/s/  Robert J. Tuszynski               /s/ August J. English
-------------------------------------  -------------------------------------
Robert J. Tuszynski                    August J. English



/s/ Richard J. Glaisner                /s/ Ralph J. Eckert
-------------------------------------  -------------------------------------
Richard J. Glaisner                    Ralph J. Eckert



/s/ Richard H. Aster
-------------------------------------
Richard H. Aster


                                 EXHIBIT INDEX


                                           PREVIOUSLY FILED AND
                                               INCORPORATED
                                            BY REFERENCE FROM:
                                        --------------------------

                                           1933 ACT
                                        POST-EFFECTIVE
EXHIBIT                                   AMENDMENT    DATE FILED     FILED
NUMBER             DESCRIPTION              NUMBER      WITH SEC     HEREWITH
------             -----------              ------      --------     --------

(A)(1)     Amended and Restated               38         4/30/97
           Articles of Incorporation

(A)(2)     February 29, 2000 Articles         54         3/2/00
           Supplementary

(B)        By-Laws                            38         4/30/97

(C)        Rule 18f-3 Operating Plan          54         3/2/00

(D)(1)     Investment Advisory                48         2/12/99
           Agreement with B.C. Ziegler
           and Company

(D)(2)     Sub-Advisory Agreement with        47        12/31/98
           Geneva Capital Management


(D)(3)     Schedule reflecting addition                                 X
           of and fees applicable to Dow
           Jones U.S. Health Care 100
           Plus and Dow Jones U.S.
           Financial 100 Plus Funds


(E)(1)     Distribution Agreement             48         2/12/99

(E)(2)     Amendment No. 1, dated             54         3/2/00
           February 29, 2000, to
           Amended and Restated
           Distribution Agreement

(E)(3)     Form of Selected Dealer's          48         2/12/99
           Agreement


(E)(4)     Schedule reflecting addition                                 X
           of Dow Jones U.S. Health Care
           100 Plus and Dow Jones U.S.
           Financial 100 Plus Funds


(F)        Not Applicable

(G)        Custodian Agreement with           43         5/1/98
           Firstar Trust Company

(H)(1)     Transfer and Dividend              33         3/27/96
           Disbursing Agent Agreement

(H)(2)     Accounting/Pricing Agreement       46        10/15/98


(H)(3)     Schedule reflecting addition                                 X
           of and fees applicable to
           Dow Jones U.S. Health Care
           100 Plus and Dow Jones U.S.
           Financial 100 Plus Funds



(H)(4)     Shareholder Servicing              36        12/10/96
           Agreement for Class X Retail
           Shares of the Cash Reserve
           Portfolio



(H)(5)     Administrative Services            48         2/12/99
           Agreement for Cash Reserve
           Portfolio



(H)(6)     License Agreement with             37         2/28/97
           Pacific Stock Exchange
           Incorporated



(H)(7)     License Agreement with             51         4/30/99
           Standard and Poor's
           Corporation



(H)(8)     Administration Agreement           55         5/1/00



(H)(9)     Schedule reflecting addition                                 X
           of and fees applicable to
           Dow Jones U.S. Health Care
           100 Plus and Dow Jones
           Financial 100 Plus Funds



(H)(10)    Form of License Agreement                                    X
           with Dow Jones


(I)        Opinion of Counsel                 38         4/30/97

(J)(1)     Consent of Independent                                      N/A
           Public Accountants


(J)(2)     Consent of Counsel                 57         2/6/01


(K)        Not Applicable

(L)        Not Applicable


(M)(1)     Amended and Restated               54         3/2/00
           Distribution Plan Pursuant
           to Rule 12b-1, including
           Form of Related Agreement
           with Selected Dealers



(M)(2)     Schedule reflecting addition                                 X
           of and fees applicable to Dow
           Jones U.S. Health Care 100
           Plus and Dow Jones U.S.
           Financial 100 Plus Funds


(O)        See Exhibit (C)

(P)        Code of Ethics                     55         5/1/00